UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: February 28

Date of reporting period: March 1, 2017 through August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Exchange-Traded Funds

August 31, 2017 (Unaudited)

JPMorgan Disciplined High Yield ETF

JPMorgan Global Bond Opportunities ETF

JPMorgan Ultra-Short Income ETF

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not NAV) through a brokerage account, and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

AUGUST 31, 2017 (Unaudited)

Dear Shareholders,

It is my great privilege to serve you as President of JPMorgan’s Exchange-Traded Funds, a business dedicated to providing advisors and investors with additional choices for constructing stronger portfolios. We are proud to announce that J.P. Morgan Asset Management’s ETF business has reached an important milestone, surpassing $2 billion in assets under management (AUM) in August 2017, just seven months after we reached $1 billion in AUM. Additionally, we’ve expanded our ETF offering with the launch of two active fixed income ETFs, complementing our existing innovative strategic beta and institutional-quality alternative strategies.

“We believe our fixed income strategies can help you build a properly diversified portfolio that moderates interest rate risk and delivers risk-adjusted returns.”

During the six months ending August 31, 2017, global financial markets generally provided positive returns. Despite intermittent geo-political tensions, financial market volatility remained near historic lows and investor demand for both equity and fixed-income assets continued to reflect steady global economic growth. Our market strategists foresee further global economic growth and slowly rising interest rates heading into 2018.

Within this environment, we believe our innovative, active fixed income solutions can help you navigate changing markets in the following ways:

Seek to increase your income potential with high yield. Through a rules-based approach to credit selection, JPMorgan

Disciplined High Yield ETF (JPHY) aims to deliver higher risk-adjusted returns than passive indexing options. JPHY provides diversification within a multi-asset portfolio through low correlation to other asset classes.

Broaden the borders of your bond portfolio with JPMorgan Global Bond Opportunities ETF (JPGB). Launched on April 5, 2017, the Global Bond Opportunities ETF seeks to deliver total returns by providing exposure across more than 15 fixed income sectors and 50 countries.

Leveraging J.P. Morgan’s Global Liquidity platform, JPMorgan Ultra-Short Income ETF (JPST) aims to deliver current income while managing risk. Launched May 17, 2017, JPST seeks an attractive yield while focusing on active credit risk management in an effort to deliver stable returns, even in challenging environments.

We are proud to bring J.P. Morgan’s experience and strong fixed income capabilities to the ETF market place. We are committed to building solutions that address your needs and help you build stronger portfolios. Thank you for your belief in our Firm and our process.

Sincerely,

Joanna M. Gallegos

President, J.P. Morgan Exchange-Traded Funds

J.P. Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	1

JPMorgan Disciplined High Yield ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	3.19%
Market Price**	3.49%
BofA Merrill Lynch U.S. High Yield Index	3.08%
Bloomberg Barclays US Aggregate Bond Index	2.74%

Net Assets as of 8/31/2017	$35,897,042
Duration as of 8/31/2017	4.04 years

INVESTMENT OBJECTIVE***

The JPMorgan Disciplined High Yield ETF (the “Fund”) seeks to provide a high level of income. Capital appreciation is a secondary objective.

INVESTMENT APPROACH

The Fund invests in a diversified portfolio of high-yield securities (also called “junk bonds”). Issuers may be domestic or foreign, but the Fund only invests in U.S. dollar-denominated investments.

HOW DID THE MARKET PERFORM?

High yield bonds generally outperformed investment grade corporate bonds and U.S. Treasury bonds during the reporting period. Investor demand for high yield bonds was supported by low interest rates and growth in corporate earnings. U.S. companies sold new bonds at a record pace in 2017 — more than $1 trillion combined — in anticipation of U.S. Federal Reserve moves to raise interest rates over the course of the year.

While U.S. financial market volatility remained historically low throughout the reporting period, there was a spike in volatility in early August 2017 amid tension between the U.S. and North Korea.

HOW DID THE FUND PERFORM?

For the six months ended August 31, 2017, the Fund posted positive absolute performance and outperformed both the BofA Merrill Lynch U.S. High Yield Index (the “Benchmark”) and the Bloomberg Barclays US Aggregate Bond Index.

During the reporting period, bonds rated BB generally outperformed other rated debt and bonds rated CCC underperformed. The Fund’s overweight position in bonds rated BB and its lack of holdings in CCC rated bonds contributed to absolute performance and performance relative to the Benchmark. To maintain sufficient liquidity, the Fund did not invest in bond issues of less than $500 million, which made a positive contribution to absolute and relative performance.

The Fund does not invest in bonds issued by privately held companies, which detracted from absolute performance and performance relative to the Benchmark, as bonds issued by publicly traded companies underperformed bonds issued by privately held companies during the reporting period. To maintain sufficient liquidity, the Fund did not invest in bonds of issuers that had less than $1 billion in bonds outstanding, which detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s managers believe that bonds rated CCC generally have materially higher volatility and default risk than bonds rates BB and B, while providing inadequate incremental return over a market cycle to justify the higher volatility. In addition, the managers believe bonds issued by private companies have had a materially higher probability of default than similarly-rated bonds issued by public companies. Relative to the Benchmark, the Fund’s largest average overweight allocation was in bonds rated BB and its largest average underweight allocation was in bonds rated CCC.

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Discretionary	26.3%
Energy	13.9
Industrials	10.2
Telecommunication Services	9.7
Materials	9.0
Information Technology	7.5
Financials	7.1
Health Care	6.8
Consumer Staples	3.4
Utilities	3.2
Real Estate	2.3
Short-Term Investment	0.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.28 as of August 31, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Bats BZX Exchange, Inc. The midpoint price was $51.66 as of August 31, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s composition is subject to change.

2	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017 (Unaudited)

	INCEPTION DATE	SIX MONTHS	CUMULATIVE SINCE INCEPTION
JPMorgan Disciplined High Yield ETF
Net Asset Value	September 14, 2016	3.19%	7.57%
Market Price		3.49%	8.29%

LIFE OF FUND PERFORMANCE (9/14/16 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 14, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Disciplined High Yield ETF, the BofA Merrill Lynch U.S. High Yield Index and the Bloomberg Barclays US Aggregate Bond Index from September 14, 2016 to August 31, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch U.S. High Yield Index and the Bloomberg Barclays US Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The BofA Merrill

Lynch U.S. High Yield Index is an unmanaged index, which measures the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Fund performance reflects the partial waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Global Bond Opportunities ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 5, 2017 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	2.46%
Market Price**	2.90%
Bloomberg Barclays Multiverse Index	5.25%

Net Assets as of 8/31/2017	$107,379,224
Duration as of 8/31/2017	2.88 years

INVESTMENT OBJECTIVE***

The JPMorgan Global Bond Opportunities ETF (the “Fund”) seeks to provide total return.

INVESTMENT APPROACH

The Fund invests in bond and currency sectors across developed and emerging markets without benchmark constraints. The Fund is flexible and opportunistic and the Fund’s adviser has broad discretion to shift the Fund’s exposures to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities.

HOW DID THE MARKET PERFORM?

During the reporting period, emerging market bonds generally outperformed bonds issued by the U.S. and other developed market nations amid investor expectations for global economic growth and rising interest rates. In the U.S., high-yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds. While U.S. financial market volatility remained historically low throughout the reporting period, there was a brief spike in early August 2017 amid tension between the U.S. and North Korea.

HOW DID THE FUND PERFORM?

For the period April 5, 2017 to August 31, 2017, the Fund posted a return of 2.46%. The Fund has an absolute return orientation and is not managed relative to a benchmark index. While the Fund is not managed to a benchmark, its return is compared to the Bloomberg Barclays Multiverse Index, which returned 5.25% for the reporting period.

The Fund’s allocations to high yield bonds, investment grade corporate bonds and emerging markets debt were leading contributors to absolute performance. High yield bonds generally benefitted from investor demand for yield growth during the reporting period. The Fund’s allocation to securitized debt also contributed to absolute performance. The Fund’s allocation to government debt securities detracted from absolute performance during the reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund’s managers applied a flexible investment approach and did not manage to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions. The Fund had exposure to a broad range of asset classes during the reporting period, including high yield and investment grade corporate bonds, agency and non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities, emerging markets debt, convertible bonds and foreign government securities. At the end of the reporting period, the Fund’s largest allocations were to U.S. high yield bonds and investment grade corporate bonds and its smallest allocations were to agency mortgage-backed securities and non-agency mortgage-backed/asset-backed securities.

PORTFOLIO COMPOSITION BY COUNTRY****
United States	52.2%
France	3.6
United Kingdom	3.5
Indonesia	3.4
Australia	3.1
Mexico	2.8
Italy	2.8
Turkey	2.4
Luxembourg	2.4
New Zealand	2.1
Spain	2.0
Brazil	2.0
Portugal	1.8
Netherlands	1.7
Germany	1.6
Canada	1.5
Ireland	1.1
South Africa	1.0
Other (each less than 1%)	9.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.13 as of August 31, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Bats BZX Exchange, Inc. The midpoint price was $51.35 as of August 31, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s composition is subject to change.

4	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017 (Unaudited)

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Global Bond Opportunities ETF
Net Asset Value	April 5, 2017	2.46%
Market Price		2.90%

LIFE OF FUND PERFORMANCE (4/5/17 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 5, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Global Bond Opportunities ETF and the Bloomberg Barclays Multiverse Index from April 5, 2017 to August 31, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays Multiverse Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg Barclays Multiverse Index is an unmanaged index, which measure of the global fixed-income bond market that combines the Bloomberg Barclays Global Aggregate Index and the Bloomberg Barclays Global High Yield Index. The Bloomberg Barclays Global Aggregate Index measures grade debt from twenty-four different local currency markets. The Bloomberg Barclays Global High-Yield Index measures the global high-yield fixed income markets. Investors cannot invest directly in an index.

Fund performance reflects the partial waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Ultra-Short Income ETF

FUND COMMENTARY

FOR THE PERIOD MAY 17, 2017 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	0.50%
Market Price**	0.60%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.28%

Net Assets as of 8/31/2017	$45,040,387
Duration as of 8/31/2017	0.48 years

INVESTMENT OBJECTIVE***

The JPMorgan Ultra-Short Income ETF (the “Fund”) seeks to provide current income while seeking to maintain a low volatility of principal.

INVESTMENT APPROACH

The Fund primarily invests mainly in investment-grade, U.S. dollar-denominated fixed, variable and floating-rate debt. The Fund seeks to maintain a duration of one year or less, although under certain market conditions, the Fund’s duration may be longer than one year. The Fund’s adviser has broad discretion to shift the Fund’s exposure to strategies and sectors based on changing market conditions and its view of the best mix of investment opportunities.

HOW DID THE FUND PERFORM?

For the period May 17, 2017 to August 31, 2017, the Fund posted a positive absolute performance. While the Fund is not managed to a benchmark, its return is compared to the BofA Merrill Lynch 3-Month Treasury U.S. Bill Index (the “Index”). While the Fund held no U.S. Treasury securities during the reporting period, the Index holds only U.S. Treasuries. The Fund outperformed the Index during the reporting period.

The Fund’s allocations to investment grade corporate bonds and money market securities were leading contributors to both absolute performance and performance relative to the Index during the reporting period. The Fund’s allocations to collateralized loan obligations, asset backed securities and commercial mortgage-backed securities also contributed to absolute and relative performance.

While the Fund’s overall longer duration relative to the Index was a modest detractor from relative performance, the enhanced yield from longer-dated securities helped absolute performance. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

During reporting period, the portfolio management team believed that interest rates would continue to move higher at a slow pace, allowing the favorable fundamental and technical picture for corporate credit to persist. As such, the portfolio was positioned with an overall average duration of 0.50 years. In descending order, the Fund’s largest allocations were in corporate bonds, money market securities, collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities.

PORTFOLIO COMPOSITION BY SECTOR****
Financials	31.7%
Asset-Backed Securities	16.1
Health Care	6.1
Consumer Staples	4.6
Energy	4.1
Consumer Discretionary	3.2
Information Technology	2.9
Utilities	2.8
Real Estate	2.7
Telecommunication Services	2.7
Commercial Mortgage-Backed Securities	2.7
Certificates of Deposit	1.4
Industrials	0.7
Short-Term Investments	18.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.04 as of August 31, 2017.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the Bats BZX Exchange, Inc. The midpoint price was $50.09 as of August 31, 2017.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s composition is subject to change.

6	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017 (Unaudited)

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Ultra-Short Income ETF
Net Asset Value	May 17, 2017	0.50%
Market Price		0.60%

LIFE OF FUND PERFORMANCE (5/17/17 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 17, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Ultra-Short Income ETF and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index from May 17, 2017 to August 31, 2017. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.

Fund performance reflects the partial waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 97.8%
	Consumer Discretionary — 25.9%
	Auto Components — 0.9%
150,000	American Axle & Manufacturing, Inc., 6.500%, 04/01/27 (a)	147,750
	Goodyear Tire & Rubber Co. (The),
40,000	4.875%, 03/15/27	40,700
40,000	5.000%, 05/31/26	41,750
90,000	5.125%, 11/15/23	94,162

		324,362

	Automobile — 1.4%
400,000	Fiat Chrysler Automobiles NV (Netherlands), 5.250%, 04/15/23	424,000
70,000	Tesla, Inc., 5.300%, 08/15/25 (a)	68,906

		492,906

	Diversified Consumer Services — 0.2%
75,000	Service Corp. International, 5.375%, 05/15/24	79,781

	Diversified Telecommunication Services — 3.7%
	Altice Financing S.A. (Luxembourg),
200,000	6.625%, 02/15/23 (a)	211,500
250,000	7.500%, 05/15/26 (a)	273,800
	CCO Holdings LLC/CCO Holdings Capital Corp.,
10,000	5.125%, 05/01/27 (a)	10,300
63,000	5.500%, 05/01/26 (a)	65,677
230,000	5.750%, 02/15/26 (a)	243,154
100,000	5.875%, 04/01/24 (a)	106,250
200,000	UPCB Finance IV Ltd. (Cayman Islands), 5.375%, 01/15/25 (a)	207,500
200,000	Virgin Media Secured Finance plc (United Kingdom), 5.250%,01/15/26 (a)	208,500

		1,326,681

	Equity Real Estate Investment Trusts (REITs) — 0.5%
	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
70,000	4.500%, 09/01/26	71,225
95,000	5.625%, 05/01/24	103,312

		174,537

	HomeBuilders — 0.1%
25,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada), 6.125%, 07/01/22 (a)	26,062
26,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21 (a)	26,606

		52,668

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — 5.5%
	1011778 B.C. ULC/New Red Finance, Inc. (Canada),
55,000	4.625%, 01/15/22 (a)	56,221
205,000	6.000%, 04/01/22 (a)	211,765
	Aramark Services, Inc.,
50,000	4.750%, 06/01/26	52,390
50,000	5.000%, 04/01/25 (a)	52,765
50,000	5.125%, 01/15/24	53,125
	Boyd Gaming Corp.,
26,000	6.375%, 04/01/26	28,242
65,000	6.875%, 05/15/23	69,875
50,000	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	51,250
115,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (a)	118,450
125,000	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24	128,162
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
35,000	4.625%, 04/01/25	36,571
35,000	4.875%, 04/01/27	37,013
200,000	International Game Technology plc (United Kingdom), 6.250%, 02/15/22 (a)	220,500
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
30,000	4.750%, 06/01/27 (a)	30,788
38,000	5.000%, 06/01/24 (a)	39,721
95,000	5.250%, 06/01/26 (a)	100,106
	MGM Resorts International,
46,000	6.000%, 03/15/23	50,830
115,000	6.625%, 12/15/21	129,088
40,000	7.750%, 03/15/22	46,800
26,000	NCL Corp. Ltd. (Bermuda), 4.750%, 12/15/21 (a)	26,943
50,000	Scientific Games International, Inc., 7.000%, 01/01/22 (a)	53,375
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
50,000	4.250%, 05/30/23 (a)	51,125
70,000	5.250%, 05/15/27 (a)	70,700
235,000	5.500%, 03/01/25 (a)	244,988

		1,960,793

	Household Durables — 1.1%
55,000	Brookfield Residential Properties, Inc. (Canada), 6.500%, 12/15/20 (a)	56,513
50,000	CalAtlantic Group, Inc., 8.375%, 05/15/18	52,063

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Durables — continued
	Lennar Corp.,
20,000	4.125%, 01/15/22	20,600
100,000	4.500%, 04/30/24	103,500
27,000	4.750%, 11/15/22	28,215
	PulteGroup, Inc.,
26,000	4.250%, 03/01/21	27,011
60,000	5.500%, 03/01/26	64,500
55,000	Tempur Sealy International, Inc., 5.500%, 06/15/26	56,768

		409,170

	Internet & Direct Marketing Retail — 0.4%
	Netflix, Inc.,
25,000	4.375%, 11/15/26 (a)	24,375
26,000	5.500%, 02/15/22	27,950
70,000	5.875%, 02/15/25	75,775

		128,100

	Media — 9.9%
	Altice Luxembourg S.A. (Luxembourg),
200,000	7.625%, 02/15/25 (a)	216,440
200,000	7.750%, 05/15/22 (a)	212,250
200,000	Altice US Finance I Corp., 5.500%, 05/15/26 (a)	211,625
	AMC Entertainment Holdings, Inc.,
25,000	5.750%, 06/15/25	23,750
70,000	5.875%, 11/15/26	65,712
	AMC Networks, Inc.,
20,000	4.750%, 12/15/22	20,625
20,000	4.750%, 08/01/25	20,050
90,000	5.000%, 04/01/24	92,812
200,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.750%, 07/15/25 (a)	220,750
65,000	Cinemark USA, Inc., 4.875%, 06/01/23	64,838
	Clear Channel Worldwide Holdings, Inc.
180,000	Series B, 6.500%, 11/15/22	184,950
220,000	Series B, 7.625%, 03/15/20	219,175
	CSC Holdings LLC,
200,000	10.125%, 01/15/23 (a)	231,690
167,000	10.875%, 10/15/25 (a)	205,410
	DISH DBS Corp.,
100,000	5.875%, 07/15/22	107,813
104,000	5.875%, 11/15/24	112,190
180,000	6.750%, 06/01/21	198,675

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
80,000	Nexstar Broadcasting, Inc., 5.625%, 08/01/24 (a)	82,800
75,000	Quebecor Media, Inc. (Canada), 5.750%, 01/15/23	80,250
70,000	Regal Entertainment Group, 5.750%, 03/15/22	72,618
55,000	Sinclair Television Group, Inc., 5.375%, 04/01/21	56,375
	Sirius XM Radio, Inc.,
36,000	5.375%, 04/15/25 (a)	38,055
135,000	6.000%, 07/15/24 (a)	145,838
	TEGNA, Inc.,
40,000	5.125%, 10/15/19	40,600
40,000	5.125%, 07/15/20	41,012
25,000	6.375%, 10/15/23	26,531
180,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), 5.500%, 01/15/23 (a)	186,300
	Viacom, Inc.,
50,000	(USD 3 Month LIBOR+3.895%), 5.875%, 02/28/57 (d)	50,000
50,000	(USD 3 Month LIBOR+3.899%), 6.250%, 02/28/57 (d)	50,125
	Videotron Ltd. (Canada),
28,000	5.000%, 07/15/22	29,960
80,000	5.125%, 04/15/27 (a)	82,400
150,000	Ziggo Secured Finance BV (Netherlands), 5.500%, 01/15/27 (a)	154,688

		3,546,307

	Multiline Retail — 0.7%
230,000	Dollar Tree, Inc., 5.750%, 03/01/23	242,650

	Retail Consumer Discretionary — 0.3%
	QVC, Inc.,
65,000	4.375%, 03/15/23	67,293
25,000	4.850%, 04/01/24	26,081

		93,374

	Specialty Retail — 0.6%
	L Brands, Inc.,
38,000	5.625%, 02/15/22	40,137
90,000	6.625%, 04/01/21	98,100
70,000	Penske Automotive Group, Inc., 5.500%, 05/15/26	70,700
26,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/01/25	26,553

		235,490

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Textiles, Apparel & Luxury Goods — 0.3%
	Hanesbrands, Inc.,
32,000	4.625%, 05/15/24 (a)	33,280
80,000	4.875%, 05/15/26 (a)	83,200

		116,480

	Wireless Telecommunication Services — 0.3%
100,000	Inmarsat Finance plc (United Kingdom), 4.875%, 05/15/22 (a)	101,750

	Total Consumer Discretionary	9,285,049

	Consumer Staples — 3.3%
	Beverages — 0.2%
70,000	Cott Beverages, Inc., 5.375%, 07/01/22	72,712

	Food & Staples Retailing — 0.9%
20,000	Cott Holdings, Inc., 5.500%, 04/01/25 (a)	20,975
	Rite Aid Corp.,
165,000	6.125%, 04/01/23 (a)	162,113
32,000	9.250%, 03/15/20	33,120
105,000	Tesco plc (United Kingdom), 6.150%, 11/15/37 (a)	110,131

		326,339

	Food Products — 1.2%
100,000	B&G Foods, Inc., 5.250%, 04/01/25	102,750
	Lamb Weston Holdings, Inc.,
16,000	4.625%, 11/01/24 (a)	16,500
16,000	4.875%, 11/01/26 (a)	16,602
	Post Holdings, Inc.,
180,000	5.000%, 08/15/26 (a)	180,000
20,000	5.500%, 03/01/25 (a)	20,800
20,000	5.750%, 03/01/27 (a)	20,700
85,000	TreeHouse Foods, Inc., 6.000%, 02/15/24 (a)	89,888

		447,240

	Household Products — 0.7%
	HRG Group, Inc.,
52,000	7.750%, 01/15/22	54,470
75,000	7.875%, 07/15/19	76,406
105,000	Spectrum Brands, Inc., 5.750%, 07/15/25	111,694

		242,570

	Personal Products — 0.3%
60,000	Avon International Operations, Inc., 7.875%, 08/15/22 (a)	62,633

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Personal Products — continued
	Edgewell Personal Care Co.,
20,000	4.700%, 05/19/21	21,300
20,000	4.700%, 05/24/22	21,499

		105,432

	Total Consumer Staples	1,194,293

	Energy — 13.7%
	Energy Equipment & Services — 1.7%
	Diamond Offshore Drilling, Inc.,
35,000	4.875%, 11/01/43	23,975
32,000	5.700%, 10/15/39	24,480
	Ensco plc (United Kingdom),
35,000	4.500%, 10/01/24	25,725
61,000	5.200%, 03/15/25	45,445
38,000	5.750%, 10/01/44	24,415
36,000	8.000%, 01/31/24 (a)	32,400
	Nabors Industries, Inc.,
116,000	4.625%, 09/15/21	110,128
76,000	5.000%, 09/15/20	76,000
62,000	SESI LLC, 7.125%, 12/15/21	62,310
36,100	Transocean Proteus Ltd. (Cayman Islands), 6.250%, 12/01/24 (a)	37,815
	Transocean, Inc. (Cayman Islands),
5,000	6.000%, 03/15/18	5,094
40,000	6.800%, 03/15/38	30,600
115,000	9.000%, 07/15/23 (a)	122,475

		620,862

	Oil & Gas Services & Equipment — 0.2%
88,000	Rowan Co., Inc., 4.875%, 06/01/22	79,860

	Oil, Gas & Consumable Fuels — 11.5%
	Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
40,000	5.250%, 01/15/25	42,400
70,000	6.250%, 10/15/22	74,200
	Antero Resources Corp.,
100,000	5.125%, 12/01/22	100,250
100,000	5.375%, 11/01/21	101,750
60,000	5.625%, 06/01/23	61,050
	Carrizo Oil & Gas, Inc.,
55,000	6.250%, 04/15/23	53,350
55,000	7.500%, 09/15/20	55,756
	Cheniere Corpus Christi Holdings LLC,
60,000	5.125%, 06/30/27 (a)	62,100
114,000	5.875%, 03/31/25	122,550
115,000	7.000%, 06/30/24	130,812

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
134,000	Chesapeake Energy Corp., 8.000%, 12/15/22 (a)	138,522
	Concho Resources, Inc.,
25,000	5.500%, 10/01/22	25,750
140,000	5.500%, 04/01/23	144,200
	CONSOL Energy, Inc.,
170,000	5.875%, 04/15/22	170,000
20,000	8.000%, 04/01/23	21,100
	Continental Resources, Inc.,
46,000	3.800%, 06/01/24	42,780
100,000	4.500%, 04/15/23	98,500
169,000	5.000%, 09/15/22	169,845
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
40,000	5.750%, 04/01/25	40,500
59,000	6.250%, 04/01/23	60,917
	DCP Midstream Operating LP,
10,000	3.875%, 03/15/23	9,738
35,000	5.350%, 03/15/20 (a)	36,837
20,000	(USD 3 Month LIBOR+3.850%), 5.850%, 05/21/43 (a) (d)	18,550
	Energy Transfer Equity LP,
35,000	5.500%, 06/01/27	37,275
100,000	5.875%, 01/15/24	107,750
105,000	7.500%, 10/15/20	118,519
65,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.750%, 08/01/22	65,813
	Gulfport Energy Corp.,
35,000	6.000%, 10/15/24 (a)	34,300
20,000	6.375%, 05/15/25 (a)	19,675
	MEG Energy Corp. (Canada),
20,000	6.500%, 01/15/25 (a)	18,575
20,000	7.000%, 03/31/24 (a)	15,900
	Murphy Oil Corp.,
10,000	4.000%, 06/01/22	9,800
40,000	4.700%, 12/01/22	39,348
40,000	6.875%, 08/15/24	42,250
	Newfield Exploration Co.,
70,000	5.375%, 01/01/26	73,150
90,000	5.625%, 07/01/24	95,733
26,000	5.750%, 01/30/22	27,430
100,000	Oasis Petroleum, Inc., 6.875%, 03/15/22	97,500
35,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 01/15/25 (a)	35,175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
80,000	Peabody Energy Corp., 6.375%, 03/31/25 (a)	81,600
	QEP Resources, Inc.,
45,000	5.250%, 05/01/23	42,750
55,000	6.875%, 03/01/21	57,063
	Range Resources Corp.,
65,000	4.875%, 05/15/25	62,237
30,000	5.000%, 08/15/22 (a)	29,550
40,000	5.000%, 03/15/23 (a)	39,304
80,000	Rice Energy, Inc., 6.250%, 05/01/22	83,200
26,000	RSP Permian, Inc., 6.625%, 10/01/22	26,975
60,000	Seven Generations Energy Ltd. (Canada), 8.250%, 05/15/20 (a)	62,400
	SM Energy Co.,
70,000	5.625%, 06/01/25	63,350
30,000	6.125%, 11/15/22	28,350
70,000	6.750%, 09/15/26	65,975
	Southwestern Energy Co.,
66,000	4.100%, 03/15/22	60,885
24,000	5.800%, 01/23/20	24,720
90,000	6.700%, 01/23/25	87,750
	Sunoco LP/Sunoco Finance Corp.,
70,000	6.250%, 04/15/21	72,800
28,000	6.375%, 04/01/23	29,505
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
65,000	4.125%, 11/15/19	65,731
20,000	4.250%, 11/15/23	19,850
35,000	6.750%, 03/15/24	37,888
	Ultra Resources, Inc.,
20,000	6.875%, 04/15/22 (a)	19,675
44,000	7.125%, 04/15/25 (a)	42,900
	Whiting Petroleum Corp.,
85,000	5.000%, 03/15/19	84,150
32,000	5.750%, 03/15/21	30,080
	Williams Co., Inc. (The),
30,000	3.700%, 01/15/23	29,775
115,000	4.550%, 06/24/24	117,588
	WPX Energy, Inc.,
100,000	6.000%, 01/15/22	103,125
30,000	8.250%, 08/01/23	32,925

		4,121,751

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Refining & Marketing — 0.2%
60,000	PBF Holding Co. LLC/PBF Finance Corp., 7.250%, 06/15/25 (a)	59,400

	Utilities — 0.1%
40,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/23 (a)	38,500

	Total Energy	4,920,373

	Financials — 7.0%
	Banks — 3.4%
66,000	CIT Group, Inc., 5.000%, 08/15/22	71,438
240,000	Dresdner Funding Trust I, 8.151%, 06/30/31 (a)	306,177
200,000	Intesa Sanpaolo SpA MTN (Italy), 5.017%, 06/26/24 (a)	204,698
180,000	Lloyds Bank plc, (USD 3 Month LIBOR+11.756%) (United Kingdom), 12.000%, 12/16/49 (a)(d)(f)	243,900
	Royal Bank of Scotland Group plc (United Kingdom),
100,000	5.125%, 05/28/24	105,483
55,000	6.000%, 12/19/23	60,948
205,000	6.125%, 12/15/22	225,757

		1,218,401

	Capital Markets — 0.4%
	MSCI, Inc.,
20,000	4.750%, 08/01/26 (a)	20,750
70,000	5.250%, 11/15/24 (a)	74,550
46,000	5.750%, 08/15/25 (a)	50,020

		145,320

	Consumer Finance — 2.5%
200,000	Ally Financial, Inc., 4.125%, 03/30/20	205,750
	Navient Corp. MTN,
100,000	5.500%, 01/25/23	101,000
54,000	8.000%, 03/25/20	59,603
195,000	8.450%, 06/15/18	204,506
	OneMain Financial Holdings LLC,
26,000	6.750%, 12/15/19 (a)	27,137
70,000	7.250%, 12/15/21 (a)	73,413
	Springleaf Finance Corp.,
26,000	5.250%, 12/15/19	26,975
40,000	6.125%, 05/15/22	41,900
31,000	7.750%, 10/01/21	34,875
90,000	8.250%, 12/15/20	101,250

		876,409

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — 0.2%
65,000	Leucadia National Corp., 5.500%, 10/18/23	69,941

	Financial Services — 0.4%
125,000	Goldman Sachs Capital I, 6.345%, 02/15/34	157,663

	Thrifts & Mortgage Finance — 0.1%
40,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	40,814

	Total Financials	2,508,548

	Health Care — 6.7%
	Health Care Equipment & Supplies — 0.5%
90,000	Hologic, Inc., 5.250%, 07/15/22 (a)	94,752
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (Luxembourg),
26,000	5.625%, 10/15/23 (a)	24,895
80,000	5.750%, 08/01/22 (a)	78,800

		198,447

	Health Care Providers & Services — 5.0%
55,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/23	57,337
	Centene Corp.,
44,000	4.750%, 01/15/25	45,430
125,000	5.625%, 02/15/21	130,000
	DaVita, Inc.,
54,000	5.000%, 05/01/25	54,745
160,000	5.125%, 07/15/24	163,300
	Envision Healthcare Corp.,
46,000	5.125%, 07/01/22 (a)	47,783
100,000	5.625%, 07/15/22	104,000
	HCA, Inc.,
50,000	5.000%, 03/15/24	53,125
136,000	5.375%, 02/01/25	143,480
45,000	5.500%, 06/15/47	46,519
275,000	6.500%, 02/15/20	299,469
110,000	HealthSouth Corp., 5.750%, 11/01/24	113,300
100,000	LifePoint Health, Inc., 5.500%, 12/01/21	103,800
40,000	Molina Healthcare, Inc., 5.375%, 11/15/22	41,700
	Tenet Healthcare Corp.,
40,000	4.625%, 07/15/24 (a)	39,992
80,000	5.125%, 05/01/25 (a)	80,496
165,000	6.000%, 10/01/20	175,674

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
75,000	WellCare Health Plans, Inc., 5.250%, 04/01/25	78,563

		1,778,713

	Pharmaceuticals — 1.2%
200,000	Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.000%, 07/15/23 (a)	167,034
20,000	Endo Finance LLC/Endo Finco, Inc., 5.375%, 01/15/23 (a)	16,750
	Valeant Pharmaceuticals International, Inc. (Canada),
60,000	6.500%, 03/15/22 (a)	62,925
182,000	7.000%, 03/15/24 (a)	193,147

		439,856

	Total Health Care	2,417,016

	Industrials — 10.0%
	Aerospace & Defense — 2.8%
	Arconic, Inc.,
76,000	5.125%, 10/01/24	80,560
115,000	5.400%, 04/15/21	123,337
40,000	6.150%, 08/15/20	43,770
	Bombardier, Inc. (Canada),
20,000	6.125%, 01/15/23 (a)	20,519
155,000	7.500%, 03/15/25 (a)	164,978
72,000	8.750%, 12/01/21 (a)	81,787
	Huntington Ingalls Industries, Inc.,
25,000	5.000%, 12/15/21 (a)	25,750
55,000	5.000%, 11/15/25 (a)	59,537
110,000	KLX, Inc., 5.875%, 12/01/22 (a)	115,363
100,000	Meccanica Holdings USA, Inc., 6.250%, 01/15/40 (a)	112,500
	TransDigm, Inc.,
62,000	6.000%, 07/15/22	64,170
20,000	6.375%, 06/15/26	20,575
110,000	6.500%, 07/15/24	114,263

		1,027,109

	Air Freight & Logistics — 0.4%
145,000	XPO Logistics, Inc., 6.500%, 06/15/22 (a)	152,250

	Airlines — 0.2%
65,000	American Airlines Group, Inc., 5.500%, 10/01/19 (a)	67,762

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Auto Components — 0.8%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
125,000	5.875%, 02/01/22	128,556
155,000	6.000%, 08/01/20	159,650

		288,206

	Commercial Services & Supplies — 0.4%
50,000	Clean Harbors, Inc., 5.125%, 06/01/21	50,875
	Herc Rentals, Inc.,
50,000	7.500%, 06/01/22 (a)	54,750
50,000	7.750%, 06/01/24 (a)	54,750

		160,375

	Construction & Engineering — 0.5%
	AECOM,
64,000	5.125%, 03/15/27 (a)	65,120
28,000	5.750%, 10/15/22	29,263
70,000	5.875%, 10/15/24	76,563

		170,946

	Electrical Equipment — 0.8%
56,000	Sensata Technologies BV (Netherlands), 5.000%, 10/01/25 (a)	58,660
200,000	Sensata Technologies UK Financing Co. plc (United Kingdom), 6.250%, 02/15/26 (a)	218,500

		277,160

	Machinery — 0.8%
60,000	Allison Transmission, Inc., 5.000%, 10/01/24 (a)	61,800
	CNH Industrial Capital LLC,
55,000	4.375%, 11/06/20	57,337
20,000	4.375%, 04/05/22	20,900
120,000	Vertiv Group Corp., 9.250%, 10/15/24 (a)	133,500

		273,537

	Media — 0.6%
210,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (a)	217,350

	Road & Rail — 0.2%
60,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	60,507

	Trading Companies & Distributors — 1.7%
91,000	Aircastle Ltd. (Bermuda), 5.500%, 02/15/22	99,190

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — continued
	HD Supply, Inc.,
115,000	5.250%, 12/15/21 (a)	120,750
36,000	5.750%, 04/15/24 (a)	38,610
	United Rentals North America, Inc.,
136,000	4.625%, 07/15/23	141,994
120,000	5.500%, 05/15/27	127,200
70,000	5.875%, 09/15/26	76,195

		603,939

	Trucking & Leasing — 0.8%
	Park Aerospace Holdings Ltd. (Cayman Islands),
183,000	5.250%, 08/15/22 (a)	190,320
100,000	5.500%, 02/15/24 (a)	104,000

		294,320

	Total Industrials	3,593,461

	Information Technology — 7.4%
	Communications Equipment — 0.7%
	CommScope Technologies LLC,
30,000	5.000%, 03/15/27 (a)	29,897
135,000	6.000%, 06/15/25 (a)	143,437
25,000	CommScope, Inc., 5.500%, 06/15/24 (a)	26,062
	Nokia OYJ (Finland),
30,000	3.375%, 06/12/22	30,300
30,000	4.375%, 06/12/27	30,816

		260,512

	Electronic Equipment, Instruments & Components — 0.2%
	CDW LLC/CDW Finance Corp.,
30,000	5.000%, 09/01/23	31,237
30,000	5.000%, 09/01/25	31,275
27,000	Zebra Technologies Corp., 7.250%, 10/15/22	28,620

		91,132

	Health Care Technology — 0.6%
200,000	Quintiles IMS, Inc., 5.000%, 10/15/26 (a)	209,500

	Internet Software & Services — 0.3%
	VeriSign, Inc.,
65,000	4.625%, 05/01/23	66,869
30,000	4.750%, 07/15/27 (a)	30,522

		97,391

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	IT Services — 1.6%
	First Data Corp.,
55,000	5.000%, 01/15/24 (a)	57,200
160,000	5.750%, 01/15/24 (a)	168,248
310,000	7.000%, 12/01/23 (a)	334,025

		559,473

	Semiconductors & Semiconductor Equipment — 0.8%
	Micron Technology, Inc.,
36,000	5.250%, 08/01/23 (a)	37,485
28,000	5.500%, 02/01/25	29,574
200,000	NXP BV/NXP Funding LLC (Netherlands), 4.125%, 06/01/21 (a)	209,200

		276,259

	Software — 0.7%
	CDK Global, Inc.,
30,000	4.500%, 10/15/24	32,049
30,000	4.875%, 06/01/27 (a)	30,450
30,000	Nuance Communications, Inc., 5.625%, 12/15/26 (a)	31,312
	Open Text Corp. (Canada),
70,000	5.625%, 01/15/23 (a)	73,762
30,000	5.875%, 06/01/26 (a)	32,513
50,000	Sabre GLBL, Inc., 5.250%, 11/15/23 (a)	51,250

		251,336

	Technology Hardware, Storage & Peripherals — 1.9%
	EMC Corp.,
92,000	1.875%, 06/01/18	91,668
25,000	2.650%, 06/01/20	24,660
80,000	3.375%, 06/01/23	77,239
	NCR Corp.,
25,000	5.000%, 07/15/22	25,500
60,000	6.375%, 12/15/23	64,170
330,000	Western Digital Corp., 10.500%, 04/01/24	391,462

		674,699

	Wireless Telecommunication — 0.6%
	Hughes Satellite Systems Corp.,
90,000	6.500%, 06/15/19	96,413
80,000	6.625%, 08/01/26	87,300
32,000	7.625%, 06/15/21	36,440

		220,153

	Total Information Technology	2,640,455

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Materials — 8.9%
	Chemicals — 2.3%
100,000	Ashland LLC, 4.750%, 08/15/22	104,375
	Blue Cube Spinco, Inc.,
65,000	9.750%, 10/15/23	78,812
25,000	10.000%, 10/15/25	30,813
	CF Industries, Inc.,
36,000	5.375%, 03/15/44	32,760
38,000	7.125%, 05/01/20	41,895
	Chemours Co. (The),
150,000	5.375%, 05/15/27	156,375
120,000	6.625%, 05/15/23	127,350
26,000	7.000%, 05/15/25	28,665
60,000	Huntsman International LLC, 4.875%, 11/15/20	62,925
100,000	Platform Specialty Products Corp., 6.500%, 02/01/22 (a)	103,750
60,000	WR Grace & Co.-Conn, 5.125%, 10/01/21 (a)	65,250

		832,970

	Containers & Packaging — 1.0%
	Ball Corp.,
20,000	4.000%, 11/15/23	20,300
90,000	5.250%, 07/01/25	98,100
60,000	Berry Plastics Corp., 5.125%, 07/15/23	62,700
90,000	Crown Americas LLC/Crown Americas Capital Corp IV, 4.500%, 01/15/23	94,275
60,000	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23 (a)	65,850

		341,225

	Electrical Equipment — 0.9%
	Novelis Corp.,
213,000	5.875%, 09/30/26 (a)	222,053
105,000	6.250%, 08/15/24 (a)	110,906

		332,959

	Metals & Mining — 4.7%
200,000	Alcoa Nederland Holding BV (Netherlands), 6.750%, 09/30/24 (a)	219,500
	Allegheny Technologies, Inc.,
25,000	5.950%, 01/15/21	25,437
25,000	7.875%, 08/15/23	26,875
200,000	Anglo American Capital plc (United Kingdom), 4.750%, 04/10/27 (a)	210,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
	ArcelorMittal (Luxembourg),
56,000	6.750%, 03/01/41	64,837
25,000	7.250%, 02/25/22	28,125
135,000	7.500%, 10/15/39	159,637
200,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland), 6.000%, 02/15/25 (a)	212,250
	FMG Resources August 2006 Pty Ltd. (Australia),
30,000	4.750%, 05/15/22 (a)	30,975
100,000	5.125%, 05/15/24 (a)	103,750
	Freeport-McMoRan, Inc.,
30,000	3.550%, 03/01/22	29,494
175,000	3.875%, 03/15/23	173,250
68,000	5.450%, 03/15/43	63,410
25,000	Hudbay Minerals, Inc. (Canada), 7.625%, 01/15/25 (a)	27,563
20,000	Kinross Corp. (Canada), 5.125%, 09/01/21	21,252
60,000	Steel Dynamics, Inc., 5.125%, 10/01/21	61,572
	Teck Resources Ltd. (Canada),
26,000	4.750%, 01/15/22	27,269
90,000	6.250%, 07/15/41	99,000
90,000	United States Steel Corp., 8.375%, 07/01/21 (a)	99,450

		1,683,646

	Total Materials	3,190,800

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 1.9%
100,000	Equinix, Inc., 5.875%, 01/15/26	109,750
	Iron Mountain, Inc.,
75,000	5.750%, 08/15/24	76,504
90,000	6.000%, 10/01/20 (a)	93,150
25,000	6.000%, 08/15/23	26,531
30,000	Lamar Media Corp., 5.875%, 02/01/22	30,825
25,000	MPT Operating Partnership LP/MPT Finance Corp., 5.250%, 08/01/26	25,938
	SBA Communications Corp.,
26,000	4.875%, 07/15/22	26,910
100,000	4.875%, 09/01/24	103,250

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
80,000	6.000%, 04/15/23 (a)	80,200
100,000	8.250%, 10/15/23	97,710

		670,768

	Hotels, Restaurants & Leisure — 0.4%
136,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 04/15/26	147,560

	Total Real Estate	818,328

	Telecommunication Services — 9.5%
	Diversified Telecommunication Services — 6.1%
	CenturyLink, Inc.,
125,000	5.800%, 03/15/22	124,219
46,000	6.450%, 06/15/21	48,127
135,000	Embarq Corp., 7.995%, 06/01/36	137,025
	Frontier Communications Corp.,
64,000	10.500%, 09/15/22	57,600
268,000	11.000%, 09/15/25	233,830
	Level 3 Financing, Inc.,
90,000	5.375%, 08/15/22	92,592
32,000	5.375%, 01/15/24	32,710
	SFR Group S.A. (France),
200,000	6.000%, 05/15/22 (a)	210,000
475,000	7.375%, 05/01/26 (a)	513,009
36,000	Telecom Italia Capital S.A. (Luxembourg), 7.721%, 06/04/38	46,253
200,000	Telecom Italia SpA (Italy), 5.303%, 05/30/24 (a)	216,500
30,000	Telefonaktiebolaget LM Ericsson (Sweden), 4.125%, 05/15/22	30,477
255,000	Wind Acquisition Finance S.A. (Luxembourg), 7.375%, 04/23/21 (a)	265,129
	Zayo Group LLC/Zayo Capital, Inc.,
130,000	6.000%, 04/01/23	137,599
32,000	6.375%, 05/15/25	34,390

		2,179,460

	Wireless Telecommunication Services — 3.4%
200,000	Millicom International Cellular S.A. (Luxembourg), 6.625%, 10/15/21 (a)	206,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — continued
225,000	SoftBank Group Corp. (Japan), 4.500%, 04/15/20 (a)	232,594
10,000	Sprint Capital Corp., 6.875%, 11/15/28	11,000
41,000	Sprint Communications, Inc., 9.000%, 11/15/18 (a)	44,280
	Sprint Corp.,
10,000	7.125%, 06/15/24	10,987
390,000	7.875%, 09/15/23	445,626
	T-Mobile USA, Inc.,
10,000	6.375%, 03/01/25	10,769
180,000	6.500%, 01/15/26	199,350
64,000	6.625%, 04/01/23	67,440

		1,228,796

	Total Telecommunication Services	3,408,256

	Utilities — 3.1%
	Electric Utilities — 1.0%
110,000	Emera, Inc., (USD 3 Month LIBOR+5.440%) (Canada), 6.750%, 06/15/76 (d)	125,509
200,000	Enel SpA, (GBP 5 year swap rate+5.880%) (Italy), 8.750%, 09/24/73 (a)(d)	241,750

		367,259

	Gas Utilities — 0.4%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
46,000	5.500%, 05/20/25	46,575
40,000	5.625%, 05/20/24	41,500
40,000	5.875%, 08/20/26	40,800
15,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	14,775

		143,650

	Independent Power and Renewable Electricity Producers — 1.7%
85,000	AES Corp., 7.375%, 07/01/21	96,262
	Calpine Corp.,
46,000	5.375%, 01/15/23	43,758
140,000	5.750%, 01/15/25	128,800
28,000	DPL, Inc., 7.250%, 10/15/21	30,450

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — continued
	NRG Energy, Inc.,
185,000	6.625%, 01/15/27	194,250
106,000	7.250%, 05/15/26	113,950

		607,470

	Total Utilities	1,118,379

	Total Corporate Bonds (Cost $34,552,293)	35,094,958

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.6%
	Investment Company — 0.6%
227,857	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.870% (b) (c) (Cost $227,857)	227,857

	Total Investments — 98.4% (Cost $34,780,150)	35,322,815
	Other Assets in Excess of Liabilities — 1.6%	574,227

	NET ASSETS — 100.0%	$35,897,042

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.0%
	United States — 2.0%
47,000	American Credit Acceptance Receivables Trust, Series 2016-4, Class D, 4.110%, 04/12/23 (a)	48,055
58,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.180%, 07/18/23	58,249
203,048	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 5.093%, 11/25/34	207,248
149,754	Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB5, Class M1, (USD 1 month LIBOR+0.915%), 2.147%, 01/25/34 (d)	145,757
144,623	CWABS, Inc. Asset-Backed Certificates, Series 2003-5, Class AF5, SUB, 5.256%, 02/25/34 (h)	147,446
350,000	Exeter Automobile Receivables Trust, Series 2016-3A, Class D, 6.400%, 07/17/23 (a)	362,874
100,000	Exeter Automobile Receivables Trust, Series 2015-2A, Class D, 5.790%, 05/16/22 (a)	101,453
293,000	Opportunity Funding LLC, Series 2017-1A, 3.970%, 06/08/23	291,616
100,000	Renew, Series 2017-1A, Class B, 5.750%, 09/20/52 (a)	101,832
150,000	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, (USD 1 month LIBOR+0.720%), 0.957%, 09/25/35 (d)	148,238
101,359	Structured Asset Investment Loan Trust, Series 2004-8, Class M3, (USD 1 month LIBOR+0.975%), 2.207%, 09/25/34 (d)	96,943
428,312	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.250%, 04/25/59 (a)	430,740

	Total Asset-Backed Securities (Cost $2,127,603)	2,140,451

Commercial Mortgage-Backed Securities — 7.6%
	United States — 7.6%
100,000	Banc of America Commercial Mortgage, Series 2007-3, Class C, 5.883%, 06/10/49 (e) (f)	100,957
100,000	Banc of America Commercial Mortgage, Series 2006-1, Class E, 5.967%, 09/10/45 (a) (e) (f)	102,046
150,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ, 5.933%, 06/11/50 (e)	150,188

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	United States — continued
90,000	CD Commercial Mortgage Trust, Series 2014-CD4, Class D, 3.300%, 04/10/27	74,290
77,668	Chase Mortgage Finance, Series 2007-A1, Class 1A5, 3.476%, 02/25/37 (e)	78,217
430,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 09/15/48	352,957
150,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class C, 4.780%, 05/10/24	156,127
350,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, 4.324%, 10/10/26 (h)	356,474
364,662	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.891%, 05/15/46 (e)	371,045
150,000	Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 08/10/48 (e)	119,062
141,909	Countrywide Alternative Loan Trust, Series 05-6CB, Class 1A6, 5.500%, 04/25/35	143,935
100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class C, 4.320%, 06/15/50 (h)	105,290
514,815	Fannie Mae REMICS, Series 2016-77, IO, 4.766%, 10/25/46	112,906
1,522,632	Fannie Mae REMICS, Series 2016-57, Class SA, IO, (USD 1 month LIBOR+6.000%), 4.768%, 08/25/46 (d)	335,019
866,866	Fannie Mae REMICS STRIPS, Series 2010-57, Class ID, IO, 4.000%, 06/25/25	61,782
594,354	Fannie Mae REMICS STRIPS, Series 409, Class 35, IO, 4.000%, 04/25/27	60,913
	Fannie Mae REMICS STRIPS, IO,
661,160	4.766%, 11/25/46	145,256
217,200	4.866%, 09/25/42	47,132
418,366	4.916%, 12/25/42	93,893
693,022	Fannie Mae REMICS STRIPS, Series 2013-100, Class ZM, IO, 4.000%, 06/25/40	67,810
3,425,960	Fannie Mae REMICS STRIPS, Series 2012-146, IO, 3.000%, 01/25/28	318,701
299,864	Fannie Mae REMICS STRIPS, Series 2012-124, Class UI, IO, 4.000%, 11/25/42	54,539
	Freddie Mac Multifamily Structured Pass Through Certificates, IO
1,915,000	1.496%, 04/25/43	180,947
1,010,000	1.553%, 10/25/43	104,078
3,025,000	1.750%, 01/25/43	297,640

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	United States — continued
2,640,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K036, Class X3, 2.110%, 12/25/41 (e)	298,408
750,000	Freddie Mac Multifamily Structured Pass Through Certificates STRIPS, Series K052, Class X3, IO, 1.612%, 01/25/44 (e)	83,057
1,395,000	Freddie Mac Multifamily Structured Pass Through Certificates STRIPS, Series K051, Class X3, IO, 1.614%, 10/25/43 (e)	151,652
3,470,000	Freddie Mac Multifamily Structured Pass Through Certificates STRIPS, Series K041, Class X3, IO, 1.642%, 11/25/42 (e)	347,409
10,025,000	Freddie Mac STRIPS, IO, 1.438%, 02/25/43	578,338
884,853	Freddie Mac STRIPS, Series 2016-77, IO, 4.923%, 06/15/47	198,131
429,413	Government National Mortgage Association, Series 2016-122, Class BI, IO, 4.000%, 09/20/46	89,943
57,348	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 5.948%, 06/15/49 (e)	58,716
85,000	JPMorgan Commercial Mortgage, Series 2004-CBX, Class C, 5.066%, 01/12/37	88,236
95,263	LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class AJ, 5.908%, 07/15/44 (e)	95,726
142,880	MLCC Mortgage Investors, Series 04-C, Class A1, 1.794%, 07/25/29	136,357
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.893%, 04/15/24 (a) (e)	140,483
450,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, 3.250%, 12/15/47 (h)	363,436
98,781	Morgan Stanley Capital I Trust, Series HQ7, Class E, 5.142%, 11/14/42 (e)	99,960
415,000	Morgan Stanley Capital I Trust, Series 2006-HQ6, 5.461%, 03/12/44 (h)	411,552
394,024	Morgan Stanley Capital, Inc., Series 2004-NC8, 3.859%, 09/25/34	388,988
250,000	Murray Hill Market Trust, Series 16-LCI, Class B, 6.150%, 11/25/22	255,408
37,543	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 3.409%, 07/25/34 (e)	37,464
168,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class C, 5.935%, 04/15/47 (e)	170,453

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	United States — continued
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class D, 4.103%, 05/15/48 (e) (h)	177,834

	Total Commercial Mortgage-Backed Securities (Cost $8,128,763)	8,162,755

Corporate Bonds — 62.2%
	Argentina — 0.6%
130,000	Pampa Energia S.A., 7.375%, 07/21/23 (a)	140,530
	YPF S.A.,
120,000	6.950%, 07/21/27 (a)	127,770
340,000	8.500%, 03/23/21 (j)	385,560

		653,860

	Australia — 0.4%
200,000	Australia & New Zealand Banking Group Ltd., (USD 5 year swap mid price+5.168%), 6.750%, 12/29/49 (a) (d) (f)	223,586
GBP 100,000	BHP Billiton Finance Ltd., (GBP 5 year swap rate+4.817%), 6.608%, 10/22/77 (d) (j)	150,180

		373,766

	Belgium — 0.3%
155,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	176,613
EUR 100,000	Solvay Finance S.A., (EUR 5 year swap rate+3.700%), 5.425%, 11/29/49 (d) (f) (j)	136,585

		313,198

	Bermuda — 0.2%
200,000	Tengizchevroil Finance Co., International Ltd., 4.000%, 08/15/26 (j)	199,364

	Brazil — 0.9%
187,000	JBS USA LUX S.A., 7.250%, 06/01/21 (a)	191,133
	Petrobras Global Finance BV,
143,000	7.250%, 03/17/44	147,647
20,000	7.375%, 01/17/27	22,065
200,000	Suzano Austria GmbH, 5.750%, 07/14/26 (j)	217,000
200,000	VM Holding S.A., 5.375%, 05/04/27 (j)	210,200
200,000	Votorantim Cimentos S.A., 7.250%, 04/05/41 (j)	210,250

		998,295

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Canada — 1.4%
100,000	1011778 BC ULC/New Red Finance, Inc., 6.000%, 04/01/22 (a)	103,300
300,000	Canadian Pacific Railway Co., 3.700%, 02/01/26	315,464
135,000	Cenovus Energy, Inc., 6.750%, 11/15/39	145,887
14,000	Cott Holdings, Inc., 5.500%, 04/01/25 (a)	14,682
170,000	Emera US Finance LP, 3.550%, 06/15/26	173,208
100,000	Encana Corp., 6.500%, 08/15/34	114,214
14,000	Kronos Acquisition Holdings, Inc., 9.000%, 08/15/23 (a)	13,864
	MEG Energy Corp.,
110,000	6.375%, 01/30/23 (a)	87,862
74,000	6.500%, 01/15/25 (a)	68,728
376,000	Quebecor Media, Inc., 5.750%, 01/15/23	402,320
104,000	Teck Resources Ltd., 6.125%, 10/01/35	114,660

		1,554,189

	Cayman Islands — 0.0%
52,000	Shelf Drilling Holdings Ltd., 9.500%, 11/02/20 (a)	50,440

	France — 3.6%
EUR 200,000	BPCE S.A. MTN, (EUR 5 year swap rate+2.370%), 2.750%, 11/30/27 (d) (j)	256,120
EUR 100,000	Casino Guichard Perrachon S.A. MTN, (EUR 5 year swap rate+3.819%), 4.870%, 01/31/49 (d) (f) (j)	120,197
EUR 200,000	Credit Agricole S.A., (EUR 5 year swap rate+5.120%), 6.500%, 12/31/49 (d) (f) (j)	263,922
EUR 200,000	Europcar Groupe S.A., 5.750%, 06/15/22 (j)	251,463
EUR 100,000	Faurecia, 3.625%, 06/15/23 (j)	125,531
EUR 200,000	Fnac Darty S.A., 3.250%, 09/30/23 (j)	250,251
EUR 100,000	Horizon Holdings I SAS, 7.250%, 08/01/23 (j)	127,378
EUR 250,000	Loxam SAS, 3.500%, 05/03/23 (j)	311,146
	NEW Areva Holding S.A. MTN,
EUR 200,000	3.125%, 03/20/23 (j)	244,949
EUR 50,000	4.375%, 11/06/19	63,807
EUR 100,000	NewCo Sab MidCo SASU, 5.375%, 04/15/25 (j)	124,225
EUR 150,000	Novafives SAS, 4.500%, 06/30/21 (j)	181,280
EUR 250,000	Peugeot S.A. MTN, 2.375%, 04/14/23 (j)	315,469
EUR 200,000	Rexel S.A. MTN, 2.625%, 06/15/24 (j)	241,679
EUR 150,000	SFR Group S.A., 5.625%, 05/15/24 (j)	192,853
200,000	Societe Generale S.A., (USD 5 year swap mid price+5.873%), 8.000%, 12/30/49 (a) (d) (f)	230,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	France — continued
EUR 200,000	SPIE S.A., 3.125%, 03/22/24 (j)	247,732
	TOTAL S.A. MTN,
EUR 125,000	(EUR 5 year swap rate+1.861%), 2.250%, 12/29/49 (d) (f) (j)	152,154
EUR 100,000	(EUR 5 year swap rate+3.783%), 3.875%, 12/29/49 (d) (f) (j)	128,828

		3,828,984

	Gabon — 0.2%
200,000	Gabonese Republic, 6.375%, 12/12/24 (j)	197,000

	Germany — 1.5%
EUR 100,000	Commerzbank AG MTN, 7.750%, 03/16/21	145,998
300,000	Deutsche Bank AG, 4.250%, 10/14/21	316,635
EUR 100,000	HP Pelzer Holding GmbH, 4.125%, 04/01/24 (j)	122,170
EUR 300,000	IHO Verwaltungs GmbH, 3.250% Cash/4.000% PIK, 09/15/2023 (i) (j)	369,115
EUR 100,000	Kirk Beauty One GmbH, 8.750%, 07/15/23 (j)	129,574
EUR 150,000	Unitymedia GmbH, 3.750%, 01/15/27 (j)	180,324
EUR 100,000	Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH, 4.000%, 01/15/25 (j)	125,890
EUR 200,000	WEPA Hygieneprodukte GmbH, 3.750%, 05/15/24 (j)	247,317

		1,637,023

	Guatemala — 0.2%
200,000	Comcel Trust via Comunicaciones Celulares S.A., 6.875%, 02/06/24 (j)	212,900

	Ireland — 1.1%
EUR 100,000	Allied Irish Banks plc MTN, (EUR 5 year swap rate+3.950%), 4.125%, 11/26/25 (d) (j)	127,527
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.,
EUR 100,000	4.125%, 05/15/23 (j)	126,721
EUR 175,000	6.750%, 05/15/24 (j)	233,328
EUR 100,000	Bank of Ireland MTN, (EUR 5 year swap rate+3.550%), 4.250%, 06/11/24 (d) (j)	125,720
EUR 200,000	eircom Finance DAC, 4.500%, 05/31/22 (j)	248,505
EUR 250,000	Smurfit Kappa Acquisitions Co., 2.375%, 02/01/24 (j)	308,171

		1,169,972

	Israel — 0.1%
EUR 100,000	Teva Pharmaceutical Finance Netherlands II BV, 1.125%, 10/15/24 (j)	109,978

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Italy — 2.3%
GBP 25,000	Autostrade per l’Italia SpA MTN, 6.250%, 06/09/22	39,306
GBP 50,000	Enel Finance International NV MTN, 5.625%, 08/14/24 (j)	80,065
200,000	Enel Finance International NV, 2.875%, 05/25/22 (a)	201,774
	Enel SpA,
EUR 200,000	(EUR 5 year swap rate+3.648%), 5.000%, 01/15/75 (d) (j)	257,590
GBP 100,000	(GBP 5 year swap rate+5.662%), 7.750%, 09/10/75 (d) (j)	147,737
275,000	Intesa Sanpaolo SpA, 3.875%, 07/14/27 (a)	275,655
EUR 200,000	Leonardo SpA MTN, 4.875%, 03/24/25	289,283
EUR 100,000	N&W Global Vending SpA, 7.000%, 10/15/23 (j)	125,176
EUR 100,000	Snaitech SpA, 6.375%, 11/07/21 (j)	127,747
	Telecom Italia SpA MTN,
EUR 125,000	3.625%, 01/19/24 (j)	166,553
EUR 225,000	3.625%, 05/25/26 (j)	298,062
	Wind Acquisition Finance S.A.,
EUR 200,000	7.000%, 04/23/21 (j)	247,728
200,000	7.375%, 04/23/21 (a)	207,944

		2,464,620

	Japan — 0.3%
EUR 275,000	SoftBank Group Corp., 4.000%, 07/30/22 (j)	356,837

	Kuwait — 0.2%
200,000	Kuwait Projects Co. SPC Ltd., 5.000%, 03/15/23 (j)	213,000

	Luxembourg — 2.3%
	Altice Luxembourg S.A.,
EUR 100,000	6.250%, 02/15/25 (j)	129,277
200,000	7.750%, 05/15/22 (a)	212,250
EUR 225,000	ArcelorMittal MTN, 3.125%, 01/14/22 (j)	291,173
97,000	ArcelorMittal, 7.250%, 02/25/22	109,125
EUR 100,000	Auris Luxembourg II S.A., 8.000%, 01/15/23 (j)	126,771
EUR 150,000	Galapagos S.A., 5.375%, 06/15/21 (j)	181,053
EUR 100,000	INEOS Group Holdings S.A., 5.375%, 08/01/24 (j)	127,182
	Intelsat Jackson Holdings S.A.,
14,000	7.250%, 10/15/20	13,326
60,000	7.500%, 04/01/21	56,268
75,000	8.000%, 02/15/24 (a)	80,741
EUR 100,000	Matterhorn Telecom S.A., 3.875%, 05/01/22 (j)	122,711

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Luxembourg — continued
200,000	Minerva Luxembourg S.A., 6.500%, 09/20/26 (j)	200,490
EUR 250,000	SES S.A., (EUR 5 year swap rate+4.664%), 4.625%, 12/31/49 (d) (f) (j)	319,342
EUR 200,000	SIG Combibloc Holdings SCA, 7.750%, 02/15/23 (j)	251,775
EUR 200,000	Telenet Finance VI Luxembourg SCA, 4.875%, 07/15/27 (j)	261,870

		2,483,354

	Mexico — 0.8%
200,000	Banco Mercantil del Norte S.A., (U.S. Treasury yield curve rate T-Note+Constant maturity 5 year+5.035%), 6.875%, 10/06/65 (a) (d) (f)	210,840
	Petroleos Mexicanos MTN,
60,000	6.500%, 03/13/27 (a)	67,110
280,000	6.750%, 09/21/47 (a)	301,028
230,000	6.875%, 08/04/26	264,454

		843,432

	Netherlands — 1.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
155,000	3.650%, 07/21/27	155,793
150,000	4.625%, 07/01/22	161,678
EUR 100,000	Gas Natural Fenosa Finance BV, (EUR 8 year swap rate+3.353%), 4.125%, 11/29/49 (d) (f) (j)	127,830
EUR 100,000	ING Groep NV MTN, (EUR 5 year swap rate+2.850%), 3.000%, 04/11/28 (d)	129,750
200,000	ING Groep NV, (USD 5 year swap rate+5.124%), 6.875%, 12/29/49 (d) (f) (j)	215,600
EUR 200,000	Koninklijke KPN NV, (EUR 5 year swap rate+5.202%), 6.125%, 03/29/49 (d) (f) (j)	250,975
53,000	Petrobras Global Finance BV, 8.375%, 05/23/21	60,181
35,000	Shell International Finance BV, 4.125%, 05/11/35	37,325
160,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	146,554
EUR 120,000	UPC Holding BV, 6.750%, 03/15/23 (j)	151,996
EUR 100,000	UPCB Finance IV Ltd., 4.000%, 01/15/27 (j)	124,753
EUR 200,000	Ziggo Bond Finance BV, 4.625%, 01/15/25 (j)	251,530

		1,813,965

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	New Zealand — 0.1%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer,
62,000	5.125%, 07/15/23 (a)	64,615
70,000	5.750%, 10/15/20	71,305

		135,920

	Peru — 0.0%
40,000	Southern Copper Corp., 5.875%, 04/23/45	45,250

	Portugal — 0.4%
EUR 100,000	EDP — Energias de Portugal S.A., (EUR 5 year swap rate+5.043%), 5.375%, 09/16/75 (d) (j)	131,282
EUR 200,000	EDP Finance BV MTN, 2.375%, 03/23/23 (j)	256,801

		388,083

	Qatar — 0.2%
200,000	ABQ Finance Ltd. MTN, 3.500%, 02/22/22 (j)	196,750

	Spain — 1.5%
EUR 100,000	Bankia S.A., (EUR 5 year swap rate+3.350%), 3.375%, 03/15/27 (d) (j)	124,015
EUR 100,000	CaixaBank S.A. MTN, (EUR 5 year swap rate+3.350%), 3.500%, 02/15/27 (d) (j)	126,307
EUR 250,000	Cirsa Funding Luxembourg S.A., 5.750%, 05/15/21 (j)	313,981
EUR 100,000	eDreams ODIGEO S.A., 8.500%, 08/01/21 (j)	129,537
EUR 100,000	Gestamp Funding Luxembourg S.A., 3.500%, 05/15/23 (j)	124,527
EUR 100,000	Grupo-Antolin Irausa S.A., 3.250%, 04/30/24 (j)	122,021
EUR 100,000	Repsol International Finance BV, (EUR Swap Annual 10 Year+4.200%), 4.500%, 03/25/75 (d) (j)	126,371
EUR 400,000	Telefonica Europe BV, (EUR 6 year swap rate+3.804%), 5.000%, 03/31/49 (d) (f) (j)	510,940

		1,577,699

	Sweden — 0.9%
	Skandinaviska Enskilda Banken AB MTN
EUR 100,000	(EUR 5 year swap rate+1.450%), 2.500%, 05/28/26 (d) (j)	126,296
200,000	(USD 5 year swap rate+3.850%), 5.750%, 11/29/49 (d) (f) (j)	207,390
EUR 180,000	Verisure Holding AB, 6.000%, 11/01/22 (j)	232,083
EUR 100,000	Volvo Car AB, 3.250%, 05/18/21 (j)	129,163
EUR 200,000	Volvo Treasury AB, (EUR 5 year swap rate+4.101%), 4.850%, 03/10/78 (d) (j)	266,674

		961,606

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Switzerland — 0.6%
GBP 100,000	Glencore Finance Europe S.A., 6.000%, 04/03/22 (j)	151,830
EUR 400,000	UBS Group AG, (EUR 5 year swap rate+5.287%), 5.750%, 12/29/49 (d) (f) (j)	531,535

		683,365

	United Kingdom — 3.4%
EUR 150,000	Anglo American Capital plc MTN, 3.250%, 04/03/23 (j)	198,216
	BAT Capital Corp.,
270,000	3.557%, 08/15/27 (a)	273,850
125,000	4.390%, 08/15/37 (a)	128,584
	BP Capital Markets plc,
30,000	3.588%, 04/14/27	31,080
240,000	3.814%, 02/10/24	255,346
EUR 125,000	CNH Industrial Finance Europe S.A. MTN, 2.875%, 05/17/23 (j)	161,110
EUR 200,000	Fiat Chrysler Automobiles NV MTN, 3.750%, 03/29/24 (j)	258,370
200,000	HSBC Holdings plc, (USD 5 year swap mid price+4.368%), 6.375%, 12/29/49 (d) (f)	214,250
EUR 100,000	INEOS Finance plc, 4.000%, 05/01/23 (j)	123,207
GBP 100,000	Jaguar Land Rover Automotive plc, 3.875%, 03/01/23 (j)	135,425
200,000	Lloyds Banking Group plc, 4.582%, 12/10/25	210,674
EUR 100,000	NGG Finance plc, (EUR 7 year swap rate+2.880%), 4.250%, 06/18/76 (d) (j)	128,628
131,000	Royal Bank of Scotland Group plc, 6.100%, 06/10/23	144,767
400,000	Santander UK Group Holdings plc, 3.571%, 01/10/23	410,160
EUR 200,000	Sky plc MTN, 1.500%, 09/15/21 (j)	248,606
GBP 100,000	Standard Life Aberdeen plc MTN, (U.K. Government bonds 5 year note generic bid yield+4.850%), 5.500%, 12/04/42 (d) (j)	145,381
EUR 100,000	Synlab Unsecured Bondco plc, 8.250%, 07/01/23 (j)	132,047
EUR 250,000	Tesco Corporate Treasury Services plc MTN, 2.125%, 11/12/20 (j)	312,285
EUR 100,000	Worldpay Finance plc, 3.750%, 11/15/22 (j)	133,710

		3,645,696

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	United States — 37.0%
120,000	21st Century Fox America, Inc., 4.950%, 10/15/45	132,842
97,000	Acadia Healthcare Co., Inc., 6.500%, 03/01/24	104,275
50,000	ACCO Brands Corp., 5.250%, 12/15/24 (a)	51,500
EUR 100,000	Adient Global Holdings Ltd., 3.500%, 08/15/24 (j)	122,158
125,000	ADT Corp., 4.125%, 06/15/23	126,562
89,000	AECOM, 5.875%, 10/15/24	97,344
69,000	AES Corp., 5.500%, 04/15/25	71,932
45,000	Air Lease Corp., 3.000%, 09/15/23	45,012
35,000	AK Steel Corp., 7.000%, 03/15/27	35,612
215,000	Albertsons Co. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24	205,217
	Allergan Funding SCS,
40,000	3.800%, 03/15/25	41,827
100,000	4.550%, 03/15/35	107,206
	Ally Financial, Inc.,
155,000	4.250%, 04/15/21	160,037
164,000	4.625%, 05/19/22	170,560
	Altria Group, Inc.,
115,000	3.875%, 09/16/46	111,270
40,000	4.000%, 01/31/24	42,969
15,000	4.250%, 08/09/42	15,310
	Amazon.com, Inc.,
45,000	2.800%, 08/22/24 (a)	45,561
65,000	4.050%, 08/22/47 (a)	67,005
105,000	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	99,750
132,000	AMC Networks, Inc., 5.000%, 04/01/24	136,125
	American Axle & Manufacturing, Inc.,
20,000	6.500%, 04/01/27 (a)	19,700
294,000	6.625%, 10/15/22	303,922
145,000	American International Group, Inc., 4.800%, 07/10/45	158,564
80,000	American Tower Corp. REIT, 5.000%, 02/15/24	88,885
45,000	Amkor Technology, Inc., 6.375%, 10/01/22	46,462
50,000	AMN Healthcare, Inc., 5.125%, 10/01/24 (a)	51,250
210,000	Anadarko Petroleum Corp., 3.450%, 07/15/24	208,439
	Analog Devices, Inc.,
15,000	3.500%, 12/05/26	15,404
10,000	4.500%, 12/05/36	10,416

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	United States — continued
	Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
97,000	5.250%, 01/15/25	102,820
85,000	6.375%, 05/01/24	92,438
	Anheuser-Busch InBev Finance, Inc.,
35,000	3.650%, 02/01/26	36,464
20,000	4.700%, 02/01/36	22,172
105,000	Anixter, Inc., 5.500%, 03/01/23	112,875
204,000	Antero Resources Corp., 5.125%, 12/01/22	204,510
	Apple, Inc.,
30,000	3.350%, 02/09/27	31,075
45,000	3.850%, 08/04/46	45,578
98,000	Arch Merger Sub, Inc., 8.500%, 09/15/25 (a)	95,550
314,000	Arconic, Inc., 5.900%, 02/01/27	342,260
	AT&T, Inc.,
40,000	3.400%, 05/15/25	39,734
95,000	3.900%, 08/14/27	95,997
75,000	4.300%, 12/15/42	69,640
35,000	4.800%, 06/15/44	34,000
45,000	5.150%, 02/14/50	45,376
20,000	5.250%, 03/01/37	21,075
175,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	176,479
EUR 100,000	Axalta Coating Systems LLC, 4.250%, 08/15/24 (j)	126,866
EUR 250,000	Ball Corp., 4.375%, 12/15/23	340,022
	Bank of America Corp. MTN,
270,000	2.625%, 04/19/21	272,868
150,000	(USD 3 month LIBOR+1.575%), 3.824%, 01/20/28 (d)	154,690
30,000	4.250%, 10/22/26	31,470
400,000	Bank of America Corp., PO, 0.000%, 04/27/23	270,428
230,000	Bank of America Corp., (USD 3 month LIBOR+4.553%), 6.300%, 12/29/49 (d) (f)	259,037
62,000	Berry Plastics Corp., 5.125%, 07/15/23	64,790
96,000	Blue Cube Spinco, Inc., 10.000%, 10/15/25	118,320
50,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (a)	51,375
50,000	Boardwalk Pipelines LP, 3.375%, 02/01/23	49,790
	Boyd Gaming Corp.,
52,000	6.375%, 04/01/26	56,485
30,000	6.875%, 05/15/23	32,250

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	United States — continued
210,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 01/15/24 (a)	216,349
	Buckeye Partners LP,
30,000	3.950%, 12/01/26	29,832
171,000	4.150%, 07/01/23	177,581
125,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	138,715
111,000	Cablevision Systems Corp., 8.000%, 04/15/20	122,794
85,000	CalAtlantic Group, Inc., 5.875%, 11/15/24	92,225
20,000	California Resources Corp., 8.000%, 12/15/22 (a)	11,050
42,000	Callon Petroleum Co., 6.125%, 10/01/24	42,630
76,000	Calpine Corp., 5.250%, 06/01/26 (a)	74,480
	Capital One Financial Corp.,
50,000	3.750%, 03/09/27	50,705
175,000	4.200%, 10/29/25	180,528
55,000	Cardinal Health Inc., 4.368%, 06/15/47	56,391
	CCO Holdings LLC/CCO Holdings Capital Corp.,
140,000	5.125%, 05/01/27 (a)	144,200
650,000	5.750%, 02/15/26 (a)	687,173
125,000	Centene Corp., 6.125%, 02/15/24	134,531
20,000	Central Garden & Pet Co., 6.125%, 11/15/23	21,300
140,000	CenturyLink, Inc., 7.500%, 04/01/24	146,650
234,000	CF Industries, Inc., 4.500%, 12/01/26 (a)	243,520
45,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 07/23/25	48,209
37,000	Chemours Co. (The), 7.000%, 05/15/25	40,792
62,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	66,650
	Chesapeake Energy Corp.,
16,000	8.000%, 12/15/22 (a)	16,540
42,000	8.000%, 01/15/25 (a)	40,477
65,000	8.000%, 06/15/27 (a)	61,750
125,000	Cincinnati Bell, Inc., 7.000%, 07/15/24 (a)	123,750
250,000	Cisco Systems, Inc., 2.600%, 02/28/23	254,154
164,000	CIT Group, Inc., 5.000%, 08/15/22	177,514
25,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (a)	25,250
	Citigroup, Inc., (d)
135,000	3.875%, 03/26/25	138,313
55,000	4.125%, 07/25/28	56,764
130,000	4.400%, 06/10/25	137,474

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	United States — continued
200,000	(USD 3 month LIBOR+4.059%), 5.875%, 12/29/49 (d) (f)	209,000
90,000	Clean Harbors, Inc., 5.125%, 06/01/21	91,575
	Clear Channel Worldwide Holdings, Inc.,
402,000	6.500%, 11/15/22	413,055
125,000	7.625%, 03/15/20	124,531
	Comcast Corp.,
110,000	3.200%, 07/15/36	102,365
105,000	4.600%, 08/15/45	114,065
70,000	Commercial Metals Co., 4.875%, 05/15/23	72,100
227,000	CommScope Technologies LLC, 6.000%, 06/15/25 (a)	241,187
55,000	Community Health System, Inc., 7.125%, 07/15/20	51,734
35,000	Concho Resources, Inc., 5.500%, 04/01/23	36,050
	Continental Resources, Inc.,
105,000	4.500%, 04/15/23	103,425
85,000	5.000%, 09/15/22	85,425
105,000	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (a)	105,656
70,000	CoreCivic, Inc. REIT, 4.625%, 05/01/23	71,050
35,000	Covanta Holding Corp., 5.875%, 07/01/25	34,737
35,000	Crestwood Midstream Partners LP/Crestwood Modstream Finance Corp., 6.250%, 04/01/23	36,137
62,000	Crown Americas LLC/Crown Americas Capital Corp. V, 4.250%, 09/30/26	62,310
EUR 150,000	Crown European Holdings S.A., 4.000%, 07/15/22 (j)	199,888
10,000	CURO Financial Technologies Corp., 12.000%, 03/01/22 (a)	10,700
160,000	Dana Financing Luxembourg Sarl, 6.500%, 06/01/26 (a)	171,600
145,000	Darden Restaurants, Inc., 3.850%, 05/01/27	150,495
76,000	DaVita, Inc., 5.125%, 07/15/24	77,567
76,000	DCP Midstream Operating LP, 3.875%, 03/15/23	74,005
	Dell International LLC/EMC Corp.,
230,000	6.020%, 06/15/26 (a)	256,756
157,000	7.125%, 06/15/24 (a)	173,919
7,000	Diamond Offshore Drilling, Inc., 7.875%, 08/15/25	7,017
35,000	Diamondback Energy, Inc., 4.750%, 11/01/24	35,087
	DISH DBS Corp.,
146,000	5.875%, 07/15/22	157,406
415,000	5.875%, 11/15/24	447,681

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	United States — continued
20,000	DJO Finco, Inc./DFO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (a)	19,006
21,000	Dole Food Co., Inc., 7.250%, 06/15/25 (a)	22,522
97,000	Dollar Tree, Inc., 5.750%, 03/01/23	102,335
	Dynegy, Inc.,
83,000	5.875%, 06/01/23	82,377
50,000	7.625%, 11/01/24	51,563
62,000	Endo Finance LLC, 5.750%, 01/15/22 (a)	55,490
42,000	Energy Transfer Equity LP, 5.875%, 01/15/24	45,255
160,000	Entergy Corp., 2.950%, 09/01/26	156,578
95,000	Enterprise Products Operating LLC, (USD 3 month LIBOR+3.033%), 5.250%, 08/16/77 (d)	94,881
125,000	Envision Healthcare Corp., 5.625%, 07/15/22	130,000
	EP Energy LLC/Everest Acquistion Finance, Inc.,
50,000	8.000%, 11/29/24 (a)	48,875
63,000	8.000%, 02/15/25 (a)	41,580
76,000	9.375%, 05/01/20	55,955
52,000	Equinix Inc. REIT, 5.375%, 04/01/23	54,210
14,000	ESH Hospitality, Inc. REIT, 5.250%, 05/01/25 (a)	14,420
	Express Scripts Holding Co.,
300,000	3.000%, 07/15/23	302,071
30,000	3.400%, 03/01/27	29,821
	First Data Corp.,
170,000	5.375%, 08/15/23 (a)	178,925
60,000	5.750%, 01/15/24 (a)	63,093
112,000	7.000%, 12/01/23 (a)	120,680
115,000	FirstEnergy Corp., 3.900%, 07/15/27	117,490
115,000	Ford Motor Co., 5.291%, 12/08/46	117,909
	Freeport-McMoRan, Inc.,
111,000	3.550%, 03/01/22	109,127
35,000	3.875%, 03/15/23	34,650
20,000	4.550%, 11/14/24	19,950
195,000	Frontier Communications Corp., 6.875%, 01/15/25	148,200
200,000	GE Capital International Funding Co., 4.418%, 11/15/35	218,736
EUR 100,000	General Electric Co., 1.500%, 05/17/29	120,168
	General Motors Co.,
145,000	5.150%, 04/01/38	146,225
10,000	5.200%, 04/01/45	9,894

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	United States — continued
	General Motors Financial Co., Inc.,
235,000	3.700%, 05/09/23	239,608
20,000	3.950%, 04/13/24	20,478
49,000	Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 06/15/24	46,060
90,000	GEO Group, Inc. (The) REIT, 5.875%, 01/15/22	93,487
	Gilead Sciences, Inc.,
20,000	4.000%, 09/01/36	20,574
105,000	4.150%, 03/01/47	107,816
52,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	56,290
	Goldman Sachs Group, Inc. (The)
40,000	3.500%, 01/23/25	40,758
15,000	5.150%, 05/22/45	17,107
190,000	(USD 3 month LIBOR+3.834%), 5.300%, 12/29/49 (d) (f)	203,418
100,000	(USD 3 month LIBOR+3.922%), 5.375%, 12/29/49 (d) (f)	104,000
	Goodyear Tire & Rubber Co. (The),
20,000	4.875%, 03/15/27	20,350
139,000	5.000%, 05/31/26	145,081
42,000	Hanesbrands, Inc., 4.875%, 05/15/26 (a)	43,680
120,000	Harris Corp., 4.854%, 04/27/35	133,500
	HCA, Inc.,
110,000	5.375%, 02/01/25	116,050
158,000	5.875%, 03/15/22	175,048
168,000	5.875%, 05/01/23	183,792
375,000	5.875%, 02/15/26	404,531
105,000	HealthSouth Corp., 5.750%, 09/15/25	109,200
90,000	Herc Rentals, Inc., 7.750%, 06/01/24 (a)	98,550
285,000	Hertz Corp., 7.375%, 01/15/21	281,081
115,000	Hess Corp., 5.800%, 04/01/47	114,915
176,000	Hexion, Inc., 6.625%, 04/15/20	160,160
42,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (a)	39,690
50,000	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (a)	52,625
14,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24 (a)	15,365
14,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 04/01/27	14,805
62,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.000%, 08/01/24 (a)	64,480

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	United States — continued
62,000	Hologic, Inc., 5.250%, 07/15/22 (a)	65,274
30,000	HRG Group, Inc., 7.750%, 01/15/22	31,425
480,000	HSBC Holdings plc, 3.400%, 03/08/21	497,413
97,000	Hughes Satellite Systems Corp., 5.250%, 08/01/26	101,729
	Huntsman International LLC,
EUR 200,000	5.125%, 04/15/21	270,827
175,000	5.125%, 11/15/22	185,062
10,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	10,000
110,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% Cash/7.875% PIK, 05/01/2021 (a) (i)	112,200
120,000	Infor US, Inc., 6.500%, 05/15/22	122,400
EUR 100,000	International Game Technology plc, 4.750%, 02/15/23 (j)	131,532
55,000	International Paper Co., 4.350%, 08/15/48	55,700
51,000	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.500%, 10/01/24 (a)	56,355
110,000	Iron Mountain, Inc. REIT, 5.750%, 08/15/24	112,205
85,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.750%, 11/15/21 (a)	88,400
65,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/27 (a)	66,706
70,000	Kindred Healthcare, Inc., 8.750%, 01/15/23	67,725
90,000	Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 02/15/21 (a)	94,500
135,000	Kraft Heinz Foods Co., 4.375%, 06/01/46	131,728
	Kroger Co. (The),
35,000	2.650%, 10/15/26	32,573
130,000	4.450%, 02/01/47	125,237
	L Brands, Inc.,
69,000	5.625%, 10/15/23	72,450
70,000	6.750%, 07/01/36	66,301
62,000	Lamar Media Corp., 5.750%, 02/01/26	66,883
350,000	Level 3 Communications, Inc., 5.750%, 12/01/22	359,625
265,000	Level 3 Financing, Inc., 5.250%, 03/15/26	270,963
64,000	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (a)	65,280
64,000	LKQ Corp., 4.750%, 05/15/23	65,600
EUR 100,000	LKQ Italia Bondco SpA, 3.875%, 04/01/24 (j)	130,056
110,000	Lowe’s Co., Inc., 4.050%, 05/03/47	113,036
6,000	LPL Holdings, Inc., 5.750%, 09/15/25 (a)	6,285

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	United States — continued
	Masco Corp.,
30,000	3.500%, 11/15/27	30,099
195,000	4.375%, 04/01/26	209,216
30,000	MasTec, Inc., 4.875%, 03/15/23	30,450
20,000	MetLife, Inc., 6.400%, 12/15/36	23,050
453,000	MGM Resorts International, 6.000%, 03/15/23	500,565
	Micron Technology, Inc.,
82,000	5.250%, 08/01/23 (a)	85,382
70,000	7.500%, 09/15/23	77,613
20,000	Microsoft Corp., 4.100%, 02/06/37	21,845
	Morgan Stanley, (d)
150,000	(USD 3 month LIBOR+1.455%), 3.971%, 07/22/38 (d)	151,740
15,000	4.375%, 01/22/47	15,892
100,000	(USD 3 month LIBOR+3.610%), 5.450%, 12/29/49 (d) (f)	102,875
100,000	(USD 3 month LIBOR+3.810%), 5.550%, 12/29/49 (d) (f)	104,124
	Morgan Stanley MTN,
220,000	2.750%, 05/19/22	221,888
40,000	3.875%, 01/27/26	41,813
30,000	4.350%, 09/08/26	31,525
115,000	MPLX LP, 5.200%, 03/01/47	118,587
270,000	Mylan, Inc., 4.200%, 11/29/23	282,197
15,000	Mylan NV, 3.950%, 06/15/26	15,281
49,000	Nabors Industries, Inc., 5.500%, 01/15/23	45,846
89,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	90,812
57,000	Netflix, Inc., 4.375%, 11/15/26 (a)	55,575
90,000	Newfield Exploration Co., 5.750%, 01/30/22	94,950
25,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (a)	26,063
35,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 03/01/25 (a)	31,150
64,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (a)	66,240
150,000	NiSource Finance Corp., 4.375%, 05/15/47	159,767
15,000	Noble Energy, Inc., 5.250%, 11/15/43	15,378
64,000	Novelis Corp., 5.875%, 09/30/26 (a)	66,720
76,000	NRG Energy, Inc., 6.625%, 01/15/27	79,800
35,000	NRG Yield Operating LLC, 5.000%, 09/15/26	35,788
	Oasis Petroleum, Inc.,
42,000	6.500%, 11/01/21	40,898
160,000	6.875%, 01/15/23	153,120

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	United States — continued
EUR 150,000	OI European Group BV, 3.125%, 11/15/24 (j)	184,108
210,000	ONEOK Partners LP, 3.375%, 10/01/22	212,253
	Oracle Corp.,
30,000	2.650%, 07/15/26	29,487
135,000	4.500%, 07/08/44	148,665
62,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 03/15/25	64,666
85,000	Owens Corning, 4.300%, 07/15/47	82,483
55,000	Parker Drilling Co., 6.750%, 07/15/22	41,800
14,000	Pattern Energy Group, Inc., 5.875%, 02/01/24 (a)	14,665
	PetSmart, Inc.,
70,000	5.875%, 06/01/25 (a)	62,475
125,000	7.125%, 03/15/23 (a)	101,875
115,000	Philip Morris International, Inc., 4.125%, 03/04/43	117,334
75,000	PolyOne Corp., 5.250%, 03/15/23	78,750
10,000	Post Holdings, Inc., 5.500%, 03/01/25 (a)	10,400
105,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (a)	116,025
115,000	Prudential Financial, Inc. MTN, 4.600%, 05/15/44	127,268
35,000	QEP Resources, Inc., 5.375%, 10/01/22	33,688
240,000	QUALCOMM, Inc., 2.900%, 05/20/24	242,971
60,000	Quicken Loans, Inc., 5.750%, 05/01/25 (a)	62,850
EUR 250,000	Quintiles IMS, Inc., 3.500%, 10/15/24 (j)	309,852
195,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)	206,944
50,000	Rain CII Carbon LLC/CII Carbon Corp., 7.250%, 04/01/25 (a)	52,000
100,000	Range Resources Corp., 4.875%, 05/15/25	95,750
70,000	Regal Entertainment Group, 5.750%, 02/01/25	69,650
43,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	38,469
35,000	Reynolds American, Inc., 4.450%, 06/12/25	37,826
50,000	RHP Hotel Properties LP/RHP Finance Corp. REIT, 5.000%, 04/15/23	51,500
35,000	Rite Aid Corp., 6.125%, 04/01/23 (a)	34,388
325,000	Rockwell Collins, Inc., 3.700%, 12/15/23	342,813
280,000	Roper Technologies, Inc., 3.800%, 12/15/26	291,718
15,000	RSI Home Products, Inc., 6.500%, 03/15/23 (a)	15,825
35,000	RSP Permian, Inc., 6.625%, 10/01/22	36,313
50,000	Sabre GLBL Inc., 5.375%, 04/15/23 (a)	51,438

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	United States — continued
85,000	Scientific Games International, Inc., 7.000%, 01/01/22 (a)	90,738
70,000	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23	74,988
97,000	Sealed Air Corp., 5.125%, 12/01/24 (a)	103,063
85,000	Sensata Technologies BV, 4.875%, 10/15/23 (a)	88,613
70,000	Service Corp. International, 7.500%, 04/01/27	83,300
225,000	Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	223,831
EUR 200,000	Silgan Holdings, Inc., 3.250%, 03/15/25 (j)	244,935
	Sinclair Television Group, Inc.,
120,000	5.625%, 08/01/24 (a)	122,736
25,000	6.125%, 10/01/22	25,813
	Sirius XM Radio, Inc.,
10,000	5.000%, 08/01/27 (a)	10,275
146,000	5.375%, 04/15/25 (a)	154,337
265,000	6.000%, 07/15/24 (a)	286,274
85,000	SM Energy Co., 6.500%, 11/15/21	82,131
EUR 90,000	SMCP Group SAS, 5.875%, 05/01/23 (j)	116,139
55,000	Southwestern Energy Co., 6.700%, 01/23/25	53,625
158,000	Spectrum Brands, Inc., 6.625%, 11/15/22	164,123
25,000	Springleaf Finance Corp., 6.125%, 05/15/22	26,188
	Sprint Corp.,
431,000	7.625%, 02/15/25	487,030
490,000	7.875%, 09/15/23	559,889
25,000	SPX FLOW, Inc., 5.625%, 08/15/24 (a)	25,875
104,000	Steel Dynamics, Inc., 5.000%, 12/15/26	109,980
125,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	130,938
130,000	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	128,698
125,000	SUPERVALU, Inc., 6.750%, 06/01/21	120,625
50,000	Synchrony Financial, 4.250%, 08/15/24	52,353
99,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/23	98,258
	TEGNA, Inc.,
50,000	5.500%, 09/15/24 (a)	52,625
62,000	6.375%, 10/15/23	65,797
50,000	Tempur Sealy International, Inc., 5.625%, 10/15/23	52,063

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	United States — continued
	Tenet Healthcare Corp.,
119,000	4.500%, 04/01/21	121,380
125,000	7.500%, 01/01/22 (a)	135,000
245,000	8.125%, 04/01/22	257,250
42,000	Terex Corp., 5.625%, 02/01/25 (a)	43,890
28,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (a)	31,185
28,000	TerraForm Power Operating LLC, Class SUB, 6.625%, 06/15/25 (a)	29,680
30,000	Tesla Inc., 5.300%, 08/15/25 (a)	29,531
35,000	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (a)	36,891
	T-Mobile USA, Inc.,
281,000	6.000%, 04/15/24	298,914
250,000	6.500%, 01/15/24	266,875
100,000	6.500%, 01/15/26	110,750
35,000	TransDigm, Inc., 6.500%, 07/15/24	36,356
53,200	Transocean Proteus Ltd., 6.250%, 12/01/24 (a)	55,727
	Transocean, Inc.,
49,000	6.800%, 03/15/38	37,485
55,000	9.000%, 07/15/23 (a)	58,575
10,000	Triumph Group Inc., 4.875%, 04/01/21	9,575
	United Rentals North America, Inc.,
125,000	5.500%, 05/15/27	132,500
120,000	5.750%, 11/15/24	128,436
69,000	United States Steel Corp., 8.375%, 07/01/21 (a)	76,245
15,000	UnitedHealth Group, Inc., 4.750%, 07/15/45	17,477
	Uniti Group, Inc./Uniti Group Finance, Inc. / CSL Capital LLC REIT,
85,000	6.000%, 04/15/23 (a)	85,212
85,000	8.250%, 10/15/23	83,054
97,000	Univision Communications, Inc., 5.125%, 02/15/25 (a)	97,485
125,000	US Concrete Inc., 6.375%, 06/01/24	135,000
	Valeant Pharmaceuticals International, Inc.,
295,000	6.125%, 04/15/25 (a)	248,906
69,000	6.500%, 03/15/22 (a)	72,364
146,000	7.000%, 10/01/20 (a)	145,635
160,000	7.000%, 03/15/24 (a)	169,800
250,000	VEREIT Operating Partnership LP REIT, 4.600%, 02/06/24	264,280

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	United States — continued
	Verizon Communications, Inc.,
65,000	3.500%, 11/01/24	66,196
5,000	4.125%, 08/15/46	4,433
20,000	4.272%, 01/15/36	19,446
130,000	5.012%, 04/15/49	130,554
49,000	Vertiv Group Corp., 9.250%, 10/15/24 (a)	54,512
235,000	Viacom, Inc., 3.450%, 10/04/26	226,630
85,000	Vista Outdoor, Inc., 5.875%, 10/01/23	87,125
	Weatherford International Ltd.,
35,000	6.500%, 08/01/36	29,050
21,000	7.000%, 03/15/38	17,745
21,000	9.875%, 02/15/24 (a)	21,473
140,000	Welbilt, Inc., 9.500%, 02/15/24	161,350
	Wells Fargo & Co.
112,000	(USD 3 month LIBOR+3.990%), 5.875%, 12/29/49 (d) (f)	124,320
118,000	(USD 3 month LIBOR+3.110%), 5.900%, 12/29/49 (d) (f)	128,030
	Wells Fargo & Co. MTN
15,000	(USD 3 month LIBOR+1.310%), 3.584%, 05/22/28 (d)	15,355
150,000	4.900%, 11/17/45	165,461
184,000	Western Digital Corp., 10.500%, 04/01/24	218,270
	Whiting Petroleum Corp.,
104,000	5.000%, 03/15/19	102,960
85,000	5.750%, 03/15/21	79,900
125,000	Williams Cos., Inc. (The), 4.550%, 06/24/24	127,813
150,000	Williams Partners LP, 3.750%, 06/15/27	150,081
	Windstream Services LLC,
125,000	6.375%, 08/01/23	96,563
195,000	7.500%, 06/01/22	152,100
	WMG Acquisition Corp.,
EUR 150,000	4.125%, 11/01/24 (j)	188,924
92,000	4.875%, 11/01/24 (a)	94,300
70,000	WPX Energy, Inc., 8.250%, 08/01/23	76,825
129,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (a)	134,483
	XPO Logistics, Inc.,
35,000	6.125%, 09/01/23 (a)	36,531
55,000	6.500%, 06/15/22 (a)	57,750
	Zayo Group LLC/Zayo Capital, Inc.,
19,000	5.750%, 01/15/27 (a)	20,163
85,000	6.000%, 04/01/23	89,968
189,000	6.375%, 05/15/25	203,117

		39,698,943

	Total Corporate Bonds (Cost $65,264,490)	66,807,489

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Foreign Government Securities — 21.6%
	Angola — 0.2%
200,000	Angolan Government International Bond, 9.500%, 11/12/25 (j)	214,750

	Argentina — 0.2%
200,000	Provincia de Buenos Aires, 9.125%, 03/16/24 (a)	231,000

	Australia — 2.7%
AUD 3,660,000	Australia Government Bond, 2.750%, 11/21/27 (j)	2,916,315

	Belarus — 0.4%
	Republic of Belarus International Bond,
200,000	6.875%, 02/28/23 (a)	214,250
250,000	8.950%, 01/26/18 (j)	256,250

		470,500

	Brazil — 1.0%
BRL 3,255,000	Brazil Notas do Tesouro Nacional, 10.000%, 01/01/25	1,061,498

	Colombia — 0.2%
200,000	Colombia Government International Bond, 5.000%, 06/15/45	206,800

	Dominican Republic — 0.4%
350,000	Dominican Republic International Bond, 6.875%, 01/29/26 (j)	402,500

	Ecuador — 0.2%
200,000	Ecuador Government International Bond, 10.750%, 03/28/22 (a)	219,250

	Egypt — 0.5%
300,000	Egypt Government International Bond, 5.750%, 04/29/20 (j)	313,275
200,000	Egypt Government International Bond MTN, 8.500%, 01/31/47 (j)	225,000

		538,275

	Indonesia — 3.3%
340,000	Indonesia Government International Bond, 6.625%, 02/17/37 (j)	434,775
IDR 6,300,000,000	Indonesia Treasury Bond, 8.250%, 05/15/36	518,402
IDR 30,392,000,000	8.750%, 05/15/31	2,606,417

		3,559,594

	Italy — 0.4%
EUR 420,000	Italy Buoni Poliennali Del Tesoro, 2.800%, 03/01/67 (a) (j)	425,572

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Jordan — 0.2%
200,000	Jordan Government International Bond, 6.125%, 01/29/26 (j)	206,500

	Lebanon — 0.5%
	Lebanon Government International Bond MTN,
150,000	5.150%, 11/12/18 (j)	150,938
267,000	5.450%, 11/28/19 (j)	268,335
100,000	6.100%, 10/04/22 (j)	99,125

		518,398

	Mexico — 2.0%
MXN 38,100,000	Mexican Bonos, 6.500%, 06/09/22	2,105,444

	Morocco — 0.2%
200,000	Morocco Government International Bond, 5.500%, 12/11/42 (j)	227,000

	New Zealand — 1.9%
NZD 2,820,000	New Zealand Government Bond, 3.500%, 04/14/33 (j)	2,071,310

	Oman — 0.2%
200,000	Oman Government International Bond, 6.500%, 03/08/47 (a)	209,400

	Pakistan — 0.2%
200,000	Pakistan Government International Bond, 7.250%, 04/15/19 (j)	209,072

	Portugal — 1.4%
EUR 1,270,000	Portugal Obrigacoes do Tesouro OT, 2.875%, 07/21/26 (a) (j)	1,543,239

	Qatar — 0.4%
410,000	Qatar Government International Bond, 2.375%, 06/02/21 (j)	405,900

	South Africa — 1.0%
ZAR 12,400,000	Republic of South Africa, 10.500%, 12/21/26	1,068,936

	Spain — 0.5%
EUR 430,000	Spain Government Bond, 2.900%, 10/31/46 (a) (j)	523,146

	Sri Lanka — 0.4%
	Sri Lanka Government International Bond,
200,000	6.200%, 05/11/27 (a)	210,000
200,000	6.825%, 07/18/26 (a)	219,000

		429,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
	Turkey — 2.4%
TRY 7,380,000	Turkey Government Bond, 10.600%, 02/11/26	2,160,941
350,000	Turkey Government International Bond, 5.750%, 05/11/47	359,187

		2,520,128

	Ukraine — 0.5%
340,000	Republic of Ukraine, 7.750%, 09/01/19 (j)	354,110
200,000	Ukraine Government International Bond, 7.750%, 09/01/24 (j)	206,500

		560,610

	Uruguay — 0.1%
100,000	Uruguay Government International Bond, 4.375%, 10/27/27	108,000

	Zambia — 0.2%
200,000	Zambia Government International Bond, 8.500%, 04/14/24 (j)	217,000

	Total Foreign Government Securities (Cost $22,430,812)	23,169,137

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.6%
	Investment Company — 4.6%
4,919,798	JPMorgan U.S. Government Money Market Fund, Class Institutional Class Shares, 0.870% (b) (c) (Cost $4,919,798)	4,919,798

	Total Investments — 98.0% (Cost $102,871,466)	105,199,630
	Other Assets in Excess of Liabilities — 2.0%	2,179,594

	NET ASSETS — 100.0%	$107,379,224

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT AT AUGUST 31, 2017	MARKET VALUE AND NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	Euro Buxl 30-Year Bond	12/11/17	EUR	1,981,573	(80,025)

	Total Long Futures Outstanding				(80,025)

	Short Futures Outstanding
(53)	Euro Bund	12/07/17	EUR	(10,214,017)	(2,688)
(4)	Euro Bobl	12/11/17	EUR	(625,382)	(1,079)
(19)	Euro-OAT 10-Year Bond	12/11/17	EUR	(3,522,463)	(51,797)
(9)	U.S. Ultra Long Treasury Bond	12/19/17	USD	(1,510,242)	(20,418)
(3)	U.S. Ultra Long Treasury Bond	12/22/17	USD	(465,594)	(78)
(1)	Long Gilt 10-Year Bond	12/27/17	EUR	(164,533)	(10,570)
(78)	U.S. 10-Year Treasury Note	12/29/17	USD	(9,854,203)	(3,109)
(3)	U.S. Ultra Long Treasury Bond	12/29/17	USD	(406,531)	(11,226)
(33)	U.S. 5-Year Treasury Note	12/31/17	USD	(3,899,930)	4,332
(203)	90-Day Euro	12/17/18	EUR	(49,847,825)	(11,040)

	Total Short Futures Outstanding				(107,673)

					(187,698)

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

Forward Foreign Currency Exchange Contracts
CURRENCY PURCHASED	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	CURRENCY SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
46,576,211	CZK	HSBC	09/14/2017	2,124,642	1,817
60,514	EUR	Royal Bank of Canada	09/14/2017	71,337	757
180,898	EUR	National Australia Capital Markets	09/14/2017	213,745	1,768
1,996,311	MXN	Goldman Sachs	09/14/2017	111,641	(238)
570,988	NZD	TD Securities	09/14/2017	417,963	(8,100)
3,113,127	TRY	Citigroup	09/14/2017	871,419	26,390
3,604,845	TRY	Deutsche Bank	09/14/2017	1,010,393	29,225
				4,821,140	51,619

CURRENCY SOLD	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	CURRENCY PURCHASED	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,976,870	AUD	TD Securities	09/14/2017	3,943,264	(12,426)
1,415,515	CAD	ANZ	09/14/2017	1,123,981	(9,734)
21,519	EUR	Royal Bank of Canada	09/14/2017	25,471	(165)
3,135,088	EUR	Deutsche Bank	09/14/2017	3,732,025	(2,979)
22,666	EUR	Goldman Sachs	09/14/2017	26,793	(211)
146,259	EUR	Merrill Lynch	09/14/2017	171,414	(2,832)
47,859	EUR	National Australia Capital Markets	09/14/2017	56,299	(718)
15,910,261	EUR	TD Securities	09/14/2017	18,700,045	(254,730)
667,356	GBP	Citigroup	09/14/2017	869,079	5,699
843,994	GBP	Goldman Sachs	09/14/2017	1,096,112	4,209
1,996,311	MXN	Goldman Sachs	09/14/2017	110,956	(447)
4,983,265	NZD	ANZ	09/14/2017	3,707,928	130,872
7,224,215	TRY	TD Securities	09/14/2017	2,022,803	(60,622)
14,052,515	ZAR	Goldman Sachs	09/14/2017	1,051,375	(26,399)
				36,637,545	(230,483)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 16.3%
99,595	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.270%, 01/08/20	99,557
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.650%, 09/18/20	300,008
275,000	Benefit Street Partners CLO Ltd., Series 2013-IIA, Class X (USD 3 month LIBOR+1.700%), 3.004%, 07/15/29 (d)	274,907
350,000	Bowman Park CLO Ltd., Series 2017-1A, Class AR, (USD 3 month LIBOR+1.180%), 2.366%, 11/23/25 (a) (d)	350,151
95,510	Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 03/20/19	95,544
250,000	CARDS II Trust, Series 2017-1A, Class A, (USD 1 month LIBOR+0.370%), 1.596%, 04/18/22 (a) (d)	250,162
220,000	CarMax Auto Owner Trust, Series 2017-3, Class A2A, 1.640%, 09/15/20	220,112
200,000	CIFC Funding Ltd., Series 2013-II, Class A1L, (USD 3 month LIBOR+1.150%), 2.454%, 04/21/25 (d)	200,114
53,000	Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.820%, 06/15/20	53,050
235,000	Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.860%, 03/16/20	235,097
250,000	Drive Auto Receivables Trust, Series 2016-CA, Class A3, 1.670%, 11/15/19 (a)	250,052
390,000	Dryden 31 Senior Loan Fund, Series 2017-31A, Class AR, (USD 3 month LIBOR+1.080%) (Cayman Islands), 2.238%, 04/18/26 (a) (d)	390,241
250,000	Dryden 37 Senior Loan Fund, Series 2015-37A, Class A, (USD 3 month LIBOR+1.500%) (Cayman Islands), 2.658%, 04/15/27 (a) (d)	250,534
250,000	First National Master Note Trust, Series 2015-1, Class A, (USD 1 Month LIBOR+0.770%), 2.004%, 09/15/20 (d)	250,051
181,566	Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/19	181,361
650,000	GoldenTree Loan Opportunities IX Ltd., Series 2016-9A, Class AR, (USD 3 month LIBOR+1.370%), 2.681%, 10/29/26 (a) (d)	650,227
247,032	GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, (USD 3 month LIBOR+1.150%), 2.306%, 04/25/25 (a) (d)	247,138

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

250,000	Magnetite XI Ltd., Series 2017-11A, Class A1R, (USD 3 month LIBOR+1.120%), 2.424%, 01/18/27 (a) (d)	250,168
500,000	Oaktree EIF Ltd., Series 2015-B1A, Class A, (USD 3 month LIBOR+1.550%), 2.732%, 02/15/26 (a) (d)	500,335
250,000	OCP CLO Ltd., Series 2015-8A, Class A1, (USD 3 month LIBOR+1.530%), 2.834%, 04/17/27 (a) (d)	250,059
400,000	OCP CLO Ltd., Series 2016-2A, Class A1R, (USD 3 month LIBOR+1.400%), 2.572%, 11/22/25 (a) (d)	403,033
250,000	Race Point IX CLO Ltd., Series 2017-9A, Class X, (USD 3 month LIBOR+0.650%), 2.009%, 10/15/30 (a) (d) (h)	250,000
125,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.600%, 03/16/20	124,979
340,000	Symphony CLO Ltd., Series 2014-14A, Class A2R, (USD 3 month LIBOR+1.280%), 2.584%, 07/14/26 (d)	340,072
400,000	Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, 1.740%, 09/15/21	400,410
250,000	Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.600%, 04/15/21	250,131
250,000	Synchrony Credit Card Master Note Trust, Series 2013-1, Class A, 1.350%, 03/15/21	249,779

	Total Asset-Backed Securities (Cost $7,320,577)	7,317,272

Certificates of Deposit — 1.4%
400,000	Canadian Imperial Bank of Commerce, (USD 3 month LIBOR+0.330%), 1.531%, 01/03/19 (d)	399,913
255,000	Canadian Imperial Bank of Commerce (USD 3 month LIBOR+0.235%), 1.647%, 05/29/19 (d)	249,914

	Total Certificates of Deposit (Cost $649,694)	649,827

Commercial Mortgage-Backed Securities — 2.7%
152,000	CGDB Commercial Mortgage Trust, Series 2017-BIO, Class A, (USD 1 Month LIBOR+0.750%), 1.977%, 05/15/19 (d)	151,836
400,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, (USD 1 month LIBOR+0.790%), 2.040%, 07/15/19 (a) (d)	400,759
234,790	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A1, 1.539%, 09/15/19	234,423

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
206,900	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A1, 1.294%, 03/15/19	206,437
227,351	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class A1, 1.390%, 11/15/47	226,572

	Total Commercial Mortgage-Backed Securities (Cost $1,219,399)	1,220,027

Corporate Bonds — 60.9%
	Consumer Discretionary — 3.2%
	Automobiles — 3.2%
400,000	Daimler Finance North America LLC, (USD 3 month LIBOR+0.530%), 1.842%, 05/05/20 (a) (d)	401,585
400,000	Ford Motor Credit Co. LLC, (USD 3 month LIBOR+0.790%), 2.018%, 06/12/20 (d)	399,800
400,000	General Motors Co., (USD 3 month LIBOR+0.800%), 2.112%, 08/07/20 (d)	400,001
250,000	Nissan Motor Acceptance Corp. MTN, (USD 3 month LIBOR+0.580%), 1.884%, 01/13/20 (a) (d)	251,340

	Total Consumer Discretionary	1,452,726

	Consumer Staples — 4.7%
	Agriculture — 1.9%
400,000	BAT Capital Corp., (USD 3 month LIBOR+0.590%) (United Kingdom), 1.905%, 08/14/20 (a) (d)	400,239
450,000	Japan Tobacco, Inc. (Japan), 2.100%, 07/23/18 (a)	451,953

		852,192

	Food Products — 1.8%
400,000	Tyson Foods, Inc., (USD 3 month LIBOR+0.550%), 1.760%, 06/02/20 (d)	401,958
400,000	Wesfarmers Ltd. (Australia), 1.874%, 03/20/18 (a)	400,547

		802,505

	Household Products — 1.0%
450,000	Reckitt Benckiser Treasury Services plc (United Kingdom), 2.125%, 09/21/18 (a)	452,093

	Total Consumer Staples	2,106,790

	Energy — 4.1%
	Energy Equipment & Services — 0.9%
400,000	Schlumberger Holdings Corp., 2.350%, 12/21/18 (a)	402,722

	Oil, Gas & Consumable Fuels — 3.2%
400,000	Canadian Natural Resources Ltd. (Canada), 5.900%, 02/01/18	406,542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
400,000	Enterprise Products Operating LLC, 1.650%, 05/07/18	399,828
400,000	Petro-Canada (Canada), 6.050%, 05/15/18	412,228
250,000	Phillips 66, (USD 3 month LIBOR+0.750%), 2.054%, 04/15/20 (a) (d)	250,121

		1,468,719

	Total Energy	1,871,441

	Financials — 30.7%
	Banks — 21.8%
250,000	ABN AMRO Bank NV, (USD 3 month LIBOR+0.640%) (Netherlands), 1.944%, 01/18/19 (a) (d)	251,182
200,000	Bank of America Corp. MTN, 5.650%, 05/01/18	205,020
475,000	Bank of Nova Scotia (The), (USD 3 month LIBOR+0.660%) (Canada), 1.902%, 06/14/19 (d)	478,580
400,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), 1.650%, 02/26/18 (a)	400,129
250,000	Banque Federative du Credit Mutuel S.A., (USD 3 month LIBOR+0.490%), 1.794%, 07/20/20 (a) (d)	250,435
171,000	BNP Paribas SA MTN (France), 2.700%, 08/20/18	172,766
400,000	Citigroup, Inc., (USD 3 month LIBOR+0.790%), 2.094%, 01/10/20 (d)	403,124
	Citizens Bank NA/Providence RI MTN,
250,000	(USD 3 month LIBOR+0.540%), 1.750%, 03/02/20 (d)	250,166
250,000	2.300%, 12/03/18	251,260
425,000	Commonwealth Bank of Australia, (USD 3 month LIBOR+0.450%) (Australia), 1.686%, 03/10/20 (a) (d)	425,962
550,000	Credit Agricole SA/London MTN (France), 2.625%, 10/03/18 (a)	555,328
250,000	DBS Group Holdings (Singapore), 1.709%, 06/08/20	250,322
	HSBC USA, Inc.,
400,000	2.000%, 08/07/18	401,487
100,000	(USD 3 month LIBOR+0.880%), 2.176%, 09/24/18 (d)	100,786
250,000	Huntington National Bank (The), 1.700%, 02/26/18	250,187
250,000	ING Bank NV, (USD 3 month LIBOR+0.610%) (Netherlands), 1.925%, 08/15/19 (a) (d)	251,166

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
250,000	Lloyds Bank plc (United Kingdom), 1.750%, 05/14/18	250,387
250,000	Macquarie Bank Ltd. MTN (Australia), 1.870%, 02/28/19 (a)	249,715
450,000	Macquarie Group Ltd. (Australia), 3.000%, 12/03/18 (a)	455,681
400,000	Mizuho Bank Ltd. (Japan), 1.850%, 03/21/18 (a)	400,534
400,000	National Australia Bank Ltd. MTN, (USD 3 month LIBOR+0.510%) (Australia), 1.825%, 05/22/20 (a) (d)	401,324
200,000	Nordea Bank AB, (USD 3 month LIBOR+0.470%) (Sweden), 1.787%, 05/29/20 (a) (d)	200,757
250,000	PNC Bank NA MTN, 1.600%, 06/01/18	250,245
165,000	Royal Bank of Canada MTN, (USD 3 month LIBOR+0.710%) (Canada), 2.014%, 04/15/19 (d)	166,204
200,000	Skandinaviska Enskilda Banken AB MTN (Sweden), 2.375%, 11/20/18 (j)	201,595
400,000	1.750%, 03/19/18 (a)	400,333
400,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.800%, 03/28/18 (a)	400,495
265,000	SunTrust Banks, Inc., 2.350%, 11/01/18	266,649
175,000	Toronto-Dominion Bank (The) MTN, (USD 3 month LIBOR+0.840%) (Canada), 2.153%, 01/22/19 (d)	176,590
250,000	US Bank NA/Cincinnati OH, (USD 3 month LIBOR+0.150%), 1.467%, 05/24/19 (d)	250,087
395,000	Wachovia Corp. MTN, 5.750%, 02/01/18	401,674
450,000	Westpac Banking Corp. MTN, (USD 3 month LIBOR+0.360%) (Australia), 1.676%, 09/01/20 (a) (d)	449,738

		9,819,908

	Capital Markets — 3.5%
400,000	Credit Suisse AG/New York NY (Switzerland), 1.700%, 04/27/18	400,220
400,000	Goldman Sachs Group, Inc. (The), (USD 3 month LIBOR+0.800%), 2.036%, 12/13/19 (d)	402,796
400,000	Morgan Stanley, (USD 3 month LIBOR+0.800%), 2.109%, 02/14/20 (d)	401,916
400,000	UBS AG, (USD 3 month LIBOR+0.580%) (Switzerland), 1.790%, 06/08/20 (a) (d)	401,426

		1,606,358

	Consumer Finance — 0.9%
400,000	Capital One Financial Corp., (USD 3 month LIBOR+0.760%), 2.069%, 05/12/20 (d)	401,547

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Financial Services — 1.0%
400,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	439,389

	Insurance — 3.5%
400,000	AIG Global Funding, (USD 3 month LIBOR+0.480%), 1.777%, 07/02/20 (a) (d)	400,636
420,000	Athene Global Funding, (USD 3 month LIBOR+1.140%), 2.447%, 04/20/20 (a) (d)	425,013
250,000	Jackson National Life Global Funding, 4.700%, 06/01/18 (a)	255,461
250,000	Metropolitan Life Global Funding I, (USD 3 month LIBOR+0.400%), 1.636%, 06/12/20 (a) (d)	251,343
250,000	Protective Life Global Funding, 1.722%, 04/15/19 (a)	249,280

		1,581,733

	Total Financials	13,848,935

	Health Care — 6.2%
	Biotechnology — 2.6%
400,000	AbbVie, Inc., 1.800%, 05/14/18	400,409
383,000	Baxalta, Inc., 2.000%, 06/22/18	383,712
400,000	Celgene Corp., 2.125%, 08/15/18	401,771

		1,185,892

	Health Care Providers & Services — 0.9%
400,000	Cardinal Health, Inc., 1.950%, 06/15/18	401,068

	Pharmaceuticals — 2.7%
400,000	Allergan Funding SCS (Luxembourg), 2.350%, 03/12/18	401,300
400,000	Mylan, Inc., 2.600%, 06/24/18	402,301
400,000	Teva Pharmaceuticals (Netherlands), 1.400%, 07/20/18	397,760

		1,201,361

	Total Health Care	2,788,321

	Industrials — 0.7%
	Trading Companies & Distributors — 0.7%
302,000	Air Lease Corp., 2.625%, 09/04/18	304,489

	Total Industrials	304,489

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Information Technology — 2.9%
	IT Services — 2.0%
450,000	DXC Technology Co., (USD 3 month LIBOR+0.950%), 2.158%, 03/01/21 (d)	450,228
450,000	Western Union Co. (The), (USD 3 month LIBOR+0.800%), 2.115%, 05/22/19 (d)	450,335

		900,563

	Technology Hardware, Storage & Peripherals — 0.9%
400,000	Apple, Inc., (USD 3 month LIBOR+0.200%), 1.512%, 02/07/20 (d)	401,084

	Total Information Technology	1,301,647

	Real Estate — 2.8%
	Equity Real Estate Investment Trusts (REITs) — 2.8%
250,000	Realty Income Corp., 2.000%, 01/31/18	250,323
186,000	Ventas Realty LP, 4.000%, 04/30/19	191,389
400,000	VEREIT Operating Partnership LP, 3.000%, 02/06/19	404,888
400,000	Welltower, Inc., 2.250%, 03/15/18	400,682

	Total Real Estate	1,247,282

	Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.7%
400,000	British Telecommunications plc (United Kingdom), 5.950%, 01/15/18	406,283
400,000	Deutsche Telekom International Finance BV, (USD 3 month LIBOR+0.580%) (Netherlands), 1.884%, 01/17/20 (a) (d)	401,293
400,000	Telefonica Emisiones SAU (Spain), 3.192%, 04/27/18	403,583

	Total Telecommunication Services	1,211,159

	Utilities — 2.9%
	Electric Utilities — 0.9%
400,000	Southern Power Co., 1.500%, 06/01/18	399,478

	Multi-Utilities — 2.0%
250,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	251,613
400,000	Dominion Energy, Inc., (USD 3 month LIBOR+0.550%), 1.754%, 06/01/19 (a) (d)	401,578
221,000	Sempra Energy, 9.800%, 02/15/19	245,810

		899,001

	Total Utilities	1,298,479

	Total Corporate Bonds (Cost $27,417,626)	27,431,269

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — 1.3%
200,000	Japan Bank for International Cooperation/Japan, 1.682%, 06/01/20	199,893
400,000	Japan Finance Organization for Municipalities, 2.125%, 03/06/19 (a)	399,879

	Total Foreign Government Securities (Cost $599,899)	599,772

Short-Term Investments — 18.5%
	Certificates of Deposit — 11.0%
	Agricultural Bank of China Limit,
400,000	1.750%, 10/20/17	400,000
275,000	1.750%, 09/11/17	275,000
250,000	Barclays Bank plc, 1.920%, 05/22/18	250,000
400,000	BNP Paribas S.A., 1.600%, 07/06/18	400,000
	China Construction Bank Corp.,
400,000	1.750%, 10/02/17	400,000
250,000	1.750%, 10/20/17	250,000
275,000	1.750%, 09/05/17	275,000
250,000	Credit Industrial Commercial, 1.560%, 06/29/18	250,000
	Deutsche Bank AG,
250,000	2.000%, 07/10/18	250,000
250,000	2.000%, 08/03/18	250,000
250,000	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, (USD 3 month LIBOR+0.235%), 1.686%, 08/16/18 (d)	250,224
275,000	Industrial & Commercial Bank of China, 1.750%, 09/08/17	275,000
	Norinchukin Bank,
250,000	1.660%, 07/26/18	250,000
250,000	1.630%, 01/31/18	250,127
250,000	Standard Chartered Bank plc, 1.620%, 06/01/18	250,000
400,000	Sumitomo Mitsui Banking Corp., (USD 3 month LIBOR+0.370%), 1.680%, 07/11/19 (d)	399,854
250,000	The Chiba Bank Ltd., 1.450%, 12/01/17	250,000

	Total Certificates of Deposit (Cost $4,925,126)	4,925,205

	Commercial Paper (k) — 4.9%
250,000	Assa Abloy Financial Services, 1.486%, 09/28/17	249,718
250,000	BP Capital Markets plc, 1.349%, 11/13/17	249,329
250,000	Electricite de France SA, 1.668%, 01/05/18	248,543
250,000	Engie SA, 1.458%, 10/04/17 (a)	249,716
250,000	Federation des Caisses, 1.626%, 08/17/18	246,090
400,000	First Abu Dhabi Bank, 1.782%, 07/20/18	394,753
325,000	Societe Generale SA, 1.357%, 09/26/17	324,711

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
250,000	XCEL Energy, Inc., 1.612%, 10/30/17	249,371

	Total Commercial Paper (Cost $2,211,156)	2,212,231

SHARES
	Investment Company — 1.3%
596,776	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.870% (b) (c) (Cost $596,776)	596,776

PRINCIPAL AMOUNT($)
	Repurchase Agreements — 1.3%
300,000	Merrill Lynch 1.860% dated 05/18/17, due 11/14/17, repurchase price $300,001, collateralized by Collateralized Mortgage Obligation, 6.234%, due 12/25/25, with a value of $324,001.	300,000
300,000	Wells Fargo, 1.940%, dated 05/18/17, due 11/14/17, repurchase price $302,910, collateralized by Asset-Backed Security, 5.647%, due 05/06/39, with a value of $333,201.	300,000

	Total Repurchase Agreements (Cost $600,000)	600,000

	Total Investments — 101.1% (Cost $45,540,253)	45,552,379
	Liabilities in Excess of Other Assets — (1.1)%	(511,992)

	NET ASSETS — 100.0%	$45,040,387

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
IDR	— Indonesia Rupiah
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	— London interbank offered rate
MTN	— Medium Term Note
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PIK	— Pay in Kind
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2017.
TRY	— Turkish Lira
UK	— United Kingdom
USD	— U.S. Dollar
ZAR	— South African Rand
(a)

    Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualify institutional buyers.

(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2017.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of August 31, 2017.
(e)

    Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2017.

(f)

    Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2017.

(g)	Amount rounds to less than 0.05%.
(h)	Value determined using significant unobservable inputs.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)

    Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(k)	The rate shown is the effective yield as of August 31, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited)

	JPMorgan Disciplined High Yield ETF	JPMorgan Global Bond Opportunities ETF	JPMorgan Ultra-Short Income ETF
ASSETS:
Investments in non-affiliates, at value	$35,094,958	$100,279,832	$44,955,603
Investment in affiliates, at value	227,857	4,919,798	596,776
Cash	11,732	—	9,908
Restricted Cash	—	2,200	100
Deposit at Broker for Futures Contracts	—	480,000	—
Foreign currency, at value	—	186,638	—
Receivables:
Investment securities sold	—	593,402	—
Fund shares sold	5,144,087	—	—
Interest from non-affiliates	477,077	1,326,778	180,738
Due from Adviser	19,044	—	12,152
Tax reclaims	85	7,239	—
Variation margin on futures contracts	—	2,216	—
Prepaid Expenses	3,748	2,989	—
Deferred offering costs	2,500	53,106	16,789
Unrealized appreciation on forward foreign currency exchange contracts	—	200,737	—
Other assets	—	—	11,784

Total Assets	40,981,088	108,054,935	45,783,850

LIABILITIES:
Payables:
Investments securities purchased	5,014,360	150,935	700,000
Variation margin on futures contracts	—	42,362	—
Unrealized depreciation on forward foreign currency exchange contracts	—	379,601	—
Due to custodian	—	7,278	—
Accrued Liabilities:
Professional fees	54,198	39,324	17,616
Accounting fees	6,804	1,350	12,529
Administration fees	2,217	7,732	3,194
Trustees’ and Chief Compliance Officer’s fees	1,291	2,808	1,597
Custodian and Transfer Agent fees	911	22,600	2,651
Advisory fees	—	10,281	—
Other	4,265	11,440	5,876

Total Liabilities	5,084,046	675,711	743,463

Net Assets	$35,897,042	$107,379,224	$45,040,387

NET ASSETS:
Paid-in Capital	$35,367,625	$106,301,896	$45,021,907
Accumulated undistributed (distributions in excess of) net investment income	182	1,129,961	2,005
Accumulated net realized gains (losses)	(13,430)	(2,055,683)	4,349
Net unrealized appreciation (depreciation)	542,665	2,003,050	12,126

Total Net Assets	$35,897,042	$107,379,224	$45,040,387

Outstanding number of shares (unlimited number of shares authorized — $0.0001 par value)	700,000	2,100,000	900,000

Net asset value, per share	$51.28	$51.13	$50.04

Cost of investments in non-affiliates	$34,552,293	$97,951,668	$44,943,477
Cost of investments in affiliates	227,857	4,919,798	596,776
Cost of foreign currency	—	174,165	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	37

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED AUGUST 31, 2017 (Unaudited)

	JPMorgan Disciplined High Yield ETF	JPMorgan Global Bond Opportunities ETF (a)	JPMorgan Ultra-Short Income ETF (b)
INVESTMENT INCOME:
Interest income from non-affiliates	$812,895	$1,357,606	$170,854
Dividend income from affiliates	1,466	33,746	8,380
Foreign taxes withheld	(383)	(14,445)	(413)

Total Investment Income	813,978	1,376,907	178,821

EXPENSES:
Investment advisory fees (Note 3.A)	46,285	164,459	16,020
Administration fees (Note 3.B)	13,114	25,416	9,078
Trustees’ and Chief Compliance Officer’s fees	3,402	4,275	1,597
Professional fees	55,348	48,959	17,950
Printing and mailing costs	4,432	2,241	918
Custodian and Transfer Agent fees	1,105	29,424	2,997
Registration and filing fees	11,554	9,315	6,085
Insurance expense	1,438	1,082	247
Offering costs	25,547	21,990	6,149
Accounting fees	27,888	14,358	14,909
Other	1,292	2,241	918

Total expenses	191,405	323,760	76,868

Less fees waived (Note 3.D)	(59,399)	(158,629)	(25,098)
Less expense reimbursements from affiliates (Note 3.D)	(70,555)	—	(34,438)
Less expense reimbursements from non-affiliates (Note 3.C)	(200)	(4,400)	(200)

Net expenses	61,251	160,731	17,132

Net investment income (loss)	752,727	1,216,176	161,689

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	29,437	26,794	4,349
Futures	—	(330,817)	—
Foreign currency translations	—	9,158	—
Forward foreign currency exchange contracts	—	(1,760,818)	—

Net realized gain (loss)	29,437	(2,055,683)	4,349

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	153,665	2,328,164	12,126
Futures	—	(187,698)	—
Foreign currency translations	—	41,448	—
Forward foreign currency exchange contracts	—	(178,864)	—

Change in net unrealized appreciation/depreciation	153,665	2,003,050	12,126

Net realized/unrealized gains (losses)	183,102	(52,633)	16,475

Change in net assets resulting from operations	$935,829	$1,163,543	$178,164

(a)	Commencement of operations was April 5, 2017.
(b)	Commencement of operations was May 17, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Disciplined High Yield ETF		JPMorgan Global Bond Opportunities ETF	JPMorgan Ultra- Short Income ETF
	Period Ended August 31, 2017 (Unaudited)	Period Ended February 28, 2017 (a)	Period Ended August 31, 2017 (b) (Unaudited)	Period Ended August 31, 2017 (c) (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$752,727	$572,834	$1,216,176	$161,689
Net realized gain (loss)	29,437	(41,809)	(2,055,683)	4,349
Change in net unrealized appreciation/depreciation	153,665	389,000	2,003,050	12,126

Change in net assets resulting from operations	935,829	920,025	1,163,543	178,164

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(756,942)	(567,995)	(86,215)	(159,684)
From net realized gains	—	(1,500)	—	—

Total distributions to shareholders	(756,942)	(569,495)	(86,215)	(159,684)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,144,087	30,223,538	106,301,896	45,021,907

NET ASSETS:
Change in net assets	5,322,974	30,574,068	107,379,224	45,040,387
Beginning of period	30,574,068	—	—	—

End of period	$35,897,042	$30,574,068	$107,379,224	$45,040,387

Accumulated undistributed (distributions in excess of) net investment income	$182	$4,397	$1,129,961	$2,005

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$5,144,087	$30,223,538	$106,301,896	$45,021,907

Total change in net assets resulting from capital transactions	$5,144,087	$30,223,538	$106,301,896	$45,021,907

SHARE TRANSACTIONS:
Issued	100,000	600,000	2,100,000	900,000

Net increase in shares from share transactions	100,000	600,000	2,100,000	900,000

(a)	Commencement of operations was September 14, 2016.
(b)	Commencement of operations was April 5, 2017.
(c)	Commencement of operations was May 17, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	39

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain (loss)		Total distributions	Net asset value, end of period

JPMorgan Disciplined High Yield ETF
Six Months Ended August 31, 2017 (Unaudited)	$50.96	$1.25	$0.33	$1.58	$(1.26)	$—		$(1.26)	$51.28
September 14, 2016 (a) through February 28, 2017	50.00	1.14	0.96	2.10	(1.14)	—	(h)	(1.14)	50.96

JPMorgan Global Bond Opportunities ETF
April 5, 2017 (a) through August 31, 2017 (Unaudited)	50.00	0.84	0.39	1.23	(0.10)	—		(0.10)	51.13

JPMorgan Ultra-Short Income ETF
May 17, 2017 (a) through August 31, 2017 (Unaudited)	50.00	0.22	0.03	0.25	(0.21)	—		(0.21)	50.04

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the Bats BZX Exchange, Inc.
(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

Ratios/Supplemental data
				Ratios to average net assets (f)
Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$51.66	3.19%	3.49%	$35,897,042	0.40%		4.88%	1.33%		15%
51.16	4.24	4.64	30,574,068	0.39	(g)	4.99	1.74	(g)	8

51.35	2.46	2.90	107,379,224	0.54	(g)	4.07	2.12	(g)	22

50.09	0.50	0.60	45,040,387	0.16	(g)	1.51	0.75	(g)	2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered in this report:

Diversified/Non-Diversified
JPMorgan Disciplined High Yield ETF	Diversified
JPMorgan Global Bond Opportunities ETF	Diversified
JPMorgan Ultra-Short Income ETF	Diversified

JPMorgan Disciplined High Yield ETF (the “Disciplined High Yield ETF”) commenced operations on September 14, 2016. The investment objective of the Fund is to seek to provide a high level of income with capital appreciation as a secondary objective.

JPMorgan Global Bond Opportunities ETF (the “Global Bond Opportunities ETF) commenced operations on April 5, 2017. The investment objective of the Fund is to provide total returns.

JPMorgan Ultra-Short Income ETF (the “Ultra-Short Income” ETF) commenced operations on May 17, 2017. The investment objective of the Fund is to seek to provide current income while seeking to maintain a low volatility of principal.

J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as the Adviser and Administrator (the “Administrator”) to the Funds.

Shares of each Fund are listed and traded on the Bats BZX Exchange, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through SEI Investments Distribution Co. (the “Distributor”), at NAV in large blocks of shares, typically 100,000 shares for all funds, except for the Ultra-Short Income ETF which trades in blocks of 50,000 shares, referred to as “Creation Units.” The Funds may elect creations and redemptions in cash or partially in cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of the U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Funds’ NAV per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

42	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

Disciplined High Yield ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Consumer Discretionary	$—	$9,285,049	$—	$9,285,049
Consumer Staples	—	1,194,293	—	1,194,293
Energy	—	4,920,373	—	4,920,373
Financials	—	2,508,548	—	2,508,548
Health Care	—	2,417,016	—	2,417,016
Industrials	—	3,593,461	—	3,593,461
Information Technology	—	2,640,455	—	2,640,455
Materials	—	3,190,800	—	3,190,800
Real Estate	—	818,328	—	818,328
Telecommunication Services	—	3,408,256	—	3,408,256
Utilities	—	1,118,379	—	1,118,379

Total Corporate Bonds	—	35,094,958	—	35,094,958

Short-Term Investment
Investment Company	227,857	—	—	227,857

Total Investments in Securities	$227,857	$35,094,958	$—	$35,322,815

Global Bond Opportunities ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$1,993,005	$147,446	$2,140,451

Commercial Mortgage-Backed Securities
United States	—	6,748,169	1,414,586	8,162,755

Corporate Bonds
Argentina	—	653,860	—	653,860
Australia	—	373,766	—	373,766
Belgium	—	313,198	—	313,198
Bermuda	—	199,364	—	199,364
Brazil	—	998,295	—	998,295
Canada	—	1,554,189	—	1,554,189
Cayman Islands	—	50,440	—	50,440
France	—	3,828,984	—	3,828,984

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	43

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Global Bond Opportunities ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Gabon	$—	$197,000	$—	$197,000
Germany	—	1,637,023	—	1,637,023
Guatemala	—	212,900	—	212,900
Ireland	—	1,169,972	—	1,169,972
Israel	—	109,978	—	109,978
Italy	—	2,464,620	—	2,464,620
Japan	—	356,837	—	356,837
Kuwait	—	213,000	—	213,000
Luxembourg	—	2,483,354	—	2,483,354
Mexico	—	843,432	—	843,432
Netherlands	—	1,813,965	—	1,813,965
New Zealand	—	135,920	—	135,920
Peru	—	45,250	—	45,250
Portugal	—	388,083	—	388,083
Qatar	—	196,750	—	196,750
Spain	—	1,577,699	—	1,577,699
Sweden	—	961,606	—	961,606
Switzerland	—	683,365	—	683,365
United Kingdom	—	3,645,696	—	3,645,696
United States	—	39,698,943	—	39,698,943

Total Corporate Bonds	—	66,807,489	—	66,807,489

Foreign Government Securities
Angola	—	214,750	—	214,750
Argentina	—	231,000	—	231,000
Australia	—	2,916,315	—	2,916,315
Belarus	—	470,500	—	470,500
Brazil	—	1,061,498	—	1,061,498
Colombia	—	206,800	—	206,800
Dominican Republic	—	402,500	—	402,500
Ecuador	—	219,250	—	219,250
Egypt	—	538,275	—	538,275
Indonesia	—	3,559,594	—	3,559,594
Italy	—	425,572	—	425,572
Jordan	—	206,500	—	206,500
Lebanon	—	518,398	—	518,398
Mexico	—	2,105,444	—	2,105,444
Morocco	—	227,000	—	227,000
New Zealand	—	2,071,310	—	2,071,310
Oman	—	209,400	—	209,400
Pakistan	—	209,072	—	209,072
Portugal	—	1,543,239	—	1,543,239
Qatar	—	405,900	—	405,900
South Africa	—	1,068,936	—	1,068,936
Spain	—	523,146	—	523,146
Sri Lanka	—	429,000	—	429,000
Turkey	—	2,520,128	—	2,520,128
Ukraine	—	560,610	—	560,610
Uruguay	—	108,000	—	108,000
Zambia	—	217,000	—	217,000

Total Foreign Government Securities	—	23,169,137	—	23,169,137

Short-Term Investment
Investment Company	$4,919,798	$—	$—	$4,919,798

Total Investments in Securities	$4,919,798	$98,717,800	$1,562,032	$105,199,630

44	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

Global Bond Opportunities ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Contracts	$—	$200,737	$—	$200,737
Futures Contracts	4,332	—	—	4,332

Total Appreciation in Other Financial Instruments	$4,332	$200,737	$—	$205,069

Depreciation in Other Financial Instruments
Forward Foreign Currency Contracts	—	(379,601)	—	(379,601)
Futures Contracts	(192,030)	—	—	(192,030)

Total Depreciation in Other Financial Instruments	$(192,030)	$(379,601)	$—	$(571,631)

Ultra-Short Income ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,067,272	$250,000	$7,317,272
Certificates of Deposit	—	649,827	—	649,827
Commercial Mortgage-Backed Securities	—	1,220,027	—	1,220,027
Corporate Bonds
Consumer Discretionary	—	1,452,726	—	1,452,726
Consumer Staples	—	2,106,790	—	2,106,790
Energy	—	1,871,441	—	1,871,441
Financials	—	13,848,935	—	13,848,935
Health Care	—	2,788,321	—	2,788,321
Industrials	—	304,489	—	304,489
Information Technology	—	1,301,647	—	1,301,647
Real Estate	—	1,247,282	—	1,247,282
Telecommunication Services	—	1,211,159	—	1,211,159
Utilities	—	1,298,479	—	1,298,479

Total Corporate Bonds	—	27,431,269	—	27,431,269

Foreign Government Securities	—	599,772	—	599,772

Short-Term Investments
Certificates of Deposit	—	4,925,205	—	4,925,205
Commercial Paper	—	2,212,231	—	2,212,231
Investment Company	596,776	—	—	596,776
Repurchase Agreements	—	600,000	—	600,000

Total Short-Term Investments	596,776	7,737,436	—	8,334,212

Total Investments in Securities	$596,776	$44,705,603	$250,000	$45,552,379

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended August 31, 2017.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	45

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair values (amounts in thousands):

Global Bond Opportunities ETF	Balance as of April 5, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Asset-Backed Securities — United States	$—	$—	$—	$—	$—	$—	$147,446	$—	$147,446
Commercial Mortgage Backed Securities — United States	—	—	—	—	—	—	1,414,586	—	1,414,586

Total	$—	$—	$—	$—	$—	$—	$1,562,032	$—	$1,562,032

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2017, which were valued using significant unobservable inputs (level 3) was $17,790 for the Global Bond Opportunities ETF.

Global Bond Opportunities ETF
Quantitative Information about Level 3 Fair Value Measurements (Amounts in thousands)
	Fair Value at August 31, 2017	Valuation Technique(s)	Unobeservable Input	Range (Weighted Average)
Asset-Backed securities	$147,446	Discounted Cash Flow	Constant Prepayment Rate	11.00% (11.00%)
			Constant Default Rate	2.92% (2.92%)
			Yield (Discount Rate of Cash Flows)	4.75% (4.75%)

Commercial Mortgage Backed Securities	1,414,586	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.72% - 26.53% (11.51%)

Total	$1,562,032

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of August 31, 2017, none of the Funds had investments in restricted securities other than securities sold to the Fund under Rule 144A and Regulation S under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM, an indirect, wholly-owned subsidiary of JPMorgan. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Derivatives — The Global Bond Opportunities ETF is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

46	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

(1). Forward Foreign Currency Exchange Contracts — The Global Bond Opportunities ETF may be exposed to foreign currency risks associated with portfolio investments and therefore used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable foreign currency contracts.

(2). Futures Contracts — The Global Bond Opportunities ETF used interest rate futures to obtain long and short exposure to the underlying interest rate markets. The purchase of futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedule of Portfolio Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Global Bond Opportunities ETF
Derivatives Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$4,332	$—	$4,332
Foreign exchange contracts	Receivables	—	200,737	200,737

Total		$4,332	$200,737	$205,069

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	192,030	—	192,030
Foreign exchange contracts	Payables	—	379,601	379,601

Total		$192,030	$379,601	$571,631

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported on the Schedule of Investments. The Statements of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	47

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2017:

Global Bond Opportunities ETF
Counterparty	Gross Amount of Derivative Assets are Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
ANZ	$130,872	$(9,734)	$—	$121,138
Citigroup	32,089	—	—	32,089
Deutsche Bank	29,225	(2,979)	—	26,246
Goldman Sachs	4,209	(4,209)	—	—
HSBC	1,817	—	—	1,817
National Australia Capital Markets	1,768	(718)	—	1,050
Royal Bank of Canada	757	(165)	—	592

	$200,737	$(17,805)	$—	$182,932

Counterparty	Gross Amount of Derivative Liabilities are Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
ANZ	$9,734	$(9,734)	$—	$—
Deutsche Bank	2,979	(2,979)	—	—
Goldman Sachs	27,295	(4,209)	—	23,086
Merrill Lynch	2,832	—	—	2,832
National Australia Capital Markets	718	(718)	—	—
Royal Bank of Canada	165	(165)	—	—
TD Securities	335,878	—	—	335,878

	$379,601	$(17,805)	$—	$361,796

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the period ended August 31, 2017, by primary underlying risk exposure:

Global Bond Opportunities ETF
Amount of Realized Gain (Loss) on Derivatives Recognized on the Statement of Operations
Derivatives Contracts:	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(334,118)	$—	$(334,118)
Foreign exchange contracts	3,301	(1,760,818)	(1,757,517)

Total	$(330,817)	$(1,760,818)	$(2,091,635)

Global Bond Opportunities ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statement of Operations
Derivatives Contracts:	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(187,698)	$—	$(187,698)
Foreign exchange contracts	—	(178,864)	(178,864)

Total	$(187,698)	$(178,864)	$(366,562)

48	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

Derivatives Volume

The table discloses the volume of the Fund’s futures contracts and forward foreign currency exchange contracts activity during the period ended August 31, 2017. Please refer to the table in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Futures Contracts: (a)
Interest
Average Notional Balance Long	$1,718,528
Average Notional Balance Short	56,945,351
Ending Notional Balance Long	1,981,573
Ending Notional Balance Short	(80,510,720)
Forward Foreign Currency Exchange Contracts (a)
Average Settlement Value Purchased	4,307,940
Average Settlement Value Sold	26,351,769
Ending Settlement Value Purchased	4,821,140
Ending Settlement Value Sold	36,637,545

(a)	For the period from April 5, 2017 through August 31, 2017.

The Fund’s derivatives contracts held at August 31, 2017 are not accounted for as hedging instruments under GAAP.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in the foreign exchange rates from changes in the market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Investment Transactions with Affiliates — The Funds invest in Underlying Funds advised by the Adviser or its affiliates.

An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. Included in the Realized Gain (Loss) amounts in the table below are distributions of realized capital gains, if any, received from the Underlying Funds and other ETFs advised by the Adviser or its affiliates:

		For the period ended August 31, 2017
Affiliate	Value at Beginning of Period	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Gain (Loss)	Shares at August 31, 2017	Value at August 31, 2017	Dividend Income
Disciplined High Yield ETF
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	$266,217	$2,819,889	$2,858,249	$—	$—	227,857	$227,857	$1,466

Global Bond Opportunities ETF (a)
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	—	222,955,163	218,035,365	—	—	4,919,798	4,919,798	33,746

Ultra-Short Income ETF (b)
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	—	44,743,319	44,146,543	—	—	596,776	596,776	8,380

(a)	Commencement of operations was April 5, 2017.
(b)	Commencement of operations was May 17, 2017.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	49

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

G. Offering and Organizational Costs – Total offering costs incurred in connection with the offering of shares of the Funds are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Trust, if any, were recorded as an expense at the time it commenced operations. Approximate total offering costs incurred by the Funds were as follows:

Disciplined High Yield ETF	$38,245
Global Bond Opportunities ETF	75,096
Ultra-Short Income ETF	22,938

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

I. Allocation of Expenses — Expenses directly attributable to the Funds are charged directly to the Funds, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Net realized capital gains, if any, are distributed by the Funds at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of each Fund and is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Disciplined High Yield ETF	0.30%
Global Bond Opportunities ETF	0.55%
Ultra-Short Income ETF	0.15%

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an effective annual rate of 0.085% of the average daily net assets of each Fund in the Trust covered by the Administration Agreement.

The Administrator waived administration fees as outlined in Note 3.D.

C. Custodian and Transfer Agent Fees — JPMCB provides portfolio custody and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds for custody services are included in the Custodian and Transfer Agent fees on the Statements of Operations. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.

For the period ended August 31, 2017, the amount of transaction fees paid by the Authorized Participants that were used to reimburse custodian fees were as follows:

Disciplined High Yield ETF	$200
Global Bond Opportunities ETF	4,400
Ultra-Short Income ETF	200

50	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

Such amounts are included in expense reimbursements from non-affiliates in the Statements of Operations.

Restricted cash on the Statements of Assets and Liabilities is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest income earned on cash balances at the custodian, if any, is included as interest income from affiliates in the Statements of Operations.

Interest expense paid to the custodian related to overdrafts, if any, is included in interest expense to affiliates in the Statements of Operations.

D. Waivers and Reimbursements — The Adviser has contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales (if applicable), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentage of the Funds’ average daily net assets as shown in the below table:

Expense Cap
Disciplined High Yield ETF	0.40%
Global Bond Opportunities ETF	0.55%
Ultra-Short Income ETF	0.18%

The expense limitation agreements were in effect for the period ended August 31, 2017. The contractual expense limitation percentage is in place until at least February 28, 2021 for the Global Bond Opportunities ETF and until at least June 30, 2021 for the Disciplined High Yield ETF and the Ultra-Short Income ETF.

For the period ended August 31, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each Fund as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total	Contractual Reimbursements
Disciplined High Yield ETF	$46,285	$13,114	$59,399	$70,755
Global Bond Opportunities ETF	133,213	25,416	158,629	4,400
Ultra-Short Income ETF	16,020	9,078	25,098	34,638

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser has agreed to waive the net expense ratio of the underlying money market funds.

The amounts of the waivers resulting from investments in these money market funds as of August 31, 2017 were as follows:

Disciplined High Yield ETF	$461
Global Bond Opportunities ETF	3,913
Ultra-Short Income ETF	2,093

E. Related Party Transactions — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the investment policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor receives no fee for its distribution services under the Distribution Agreement. Although the Distributor does not receive any fees under the Distribution Agreement with the Trust, JPMIM pays the Distributor for certain distribution related services.

F. Other — Certain officers of the Trust are affiliated with the Adviser. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. The Funds, along with other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Funds may use related party broker-dealers. For the period ended August 31, 2017, the Funds incurred no brokerage commissions with broker-dealers affiliated with the Adviser or Trust.

4. Investment Transactions

During the period ended August 31, 2017, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Purchases of U.S. Government	Sales (excluding U.S. Government)	Sales of U.S. Government
Disciplined High Yield ETF	$9,474,475	$—	$4,370,457	$—
Global Bond Opportunities ETF	91,097,931	14,488,216	11,840,323	4,163,602
Ultra-Short Income ETF	11,059,612	743,764	57,729	76,663

For the period ended August 31, 2017, there were no in-kind transactions associated with creations and redemptions.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	51

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2017 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Disciplined High Yield ETF	$34,780,150	$781,573	$(238,908)	$542,665
Global Bond Opportunities ETF	102,871,466	2,713,282	(385,118)	2,328,164
Ultra-Short Income ETF	45,540,253	23,000	(10,874)	12,126

There is no difference between book and tax basis appreciation (depreciation) on investments.

The tax character of distributions paid during the period ended February 28, 2017 was as follows:

	Ordinary Income	Total Distributions Paid
Disciplined High Yield ETF	$569,495	$569,495

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Undistributed Ordinary Income	Post October Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings
Disciplined High Yield ETF	$4,397	$(42,867)	$389,000	$350,530

As of February 28, 2017, the Fund had no net capital loss carryforwards.

Net capital losses and other late year losses after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2017, the Fund deferred to March 1, 2017 net capital losses and other late year loss of:

	Net Capital Loss
	Short-Term	Long-Term	Other late year loss
Disciplined High Yield ETF	$(42,867)	$—	$—

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a “DTC Participant”; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares purchased” or “Proceeds from shares issued” in the Statements of Changes in Net Assets.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure, if any, would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2017, the Adviser owned more than 10% of the outstanding shares of the following Funds:

% Ownership
Disciplined High Yield ETF	80%
Global Bond Opportunities ETF	93%
Ultra-Short Income ETF	55%

52	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

Significant transactions by the Adviser may impact the Funds’ performance.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

The Disciplined High Yield ETF invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Disciplined High Yield ETF may invest up to 100% of the its total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of August 31, 2017. The adoption had no effect on the Funds’ net assets or results of operations.

9. Subsequent Events

On October 1, 2017, the following changes became effective:

JPMCB became the sub-administrator (the “Sub-administrator”) to the Funds. For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

JPMCB became fund accounting agent to the Funds.

JPMorgan Distribution Services, Inc., a wholly-owned subsidiary of JPMorgan, replaced SEI Investment Distribution Co. as distributor to the Funds.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	53

SUPPLEMENTAL INFORMATION

FOR THE PERIODS INDICATED (Unaudited)

The table below indicates the number of trading days in which the Funds traded within the range of the premium/discount noted. The number of days in each range is also shown as a percentage of the total trading days for the period covered in the table. All information within the table is based on historical performance. Past performance cannot be used to predict future results. Shareholders may pay more than NAV when they buy fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market prices.

	Disciplined High Yield ETF (a)		Global Bond Opportunities ETF (b)		Ultra-Short Income ETF (c)
Range of Premium/(Discount)	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 2.0% and Less than or equal to 2.5%	—	—%	—	—%	1	1.39%
Greater than 1.5% and Less than or equal to 2.0%	—	—%	—	—%	—	—%
Greater than 1.0% and Less than or equal to 1.5%	—	—%	2	2.00%	—	—%
Greater than 0.5% and Less than or equal to 1.0%	135	56.02%	10	10.00%	—	—%
Greater than 0.0% and Less than or equal to 0.5%	103	42.74%	86	86.00%	69	95.83%
Greater than -0.5% and Less than or equal to 0.0%	2	0.83%	2	2.00%	2	2.78%
Less than -0.5% and greater than or equal to -1.0%	1	0.41%	—	—%	—	—%

	241	100.00%	100	100.00%	72	100.00%

(a)	Commencement of operations was September 14, 2016.
(b)	Commencement of operations was April 5, 2017.
(c)	Commencement of operations was May 17, 2017.

54	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, investment advisory fees, administration fees and other Fund expenses, in addition to brokerage commissions on your purchases and sales of Fund shares. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, March 1, 2017 and continued to hold your shares at the end of the reporting period, August 31, 2017.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value 3/1/2017	Ending Account Value 8/31/2017	Annualized Expense Ratios	Expenses Paid During Period
JPMorgan Disciplined High Yield ETF
Actual Fund Return (1)	$1,000.00	$1,031.90	0.40%	$2.05
Hypothetical 5% Return (1)	1,000.00	1,023.19	0.40%	2.04

JPMorgan Global Bond Opportunities ETF
Actual Fund Return (2)	$1,000.00	$1,024.60	0.54%	$2.22
Hypothetical 5% Return (1)	1,000.00	1,022.48	0.54%	2.75

JPMorgan Ultra-Short Income ETF
Actual Fund Return (3)	$1,000.00	$1,005.00	0.16%	$0.47
Hypothetical 5% Return (1)	1,000.00	1,024.40	0.16%	0.82

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 148/365 (to reflect the actual period). The Fund commenced operations on April 5, 2017.
(3)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the actual period). The Fund commenced operations on May 17, 2017.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	55

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENT

(Unaudited)

On June 7-8, 2016, the Board of the Trust, a statutory Trust organized under the laws of the State of Delaware, held an in-person meeting and approved the initial Investment Advisory Agreements, each an “Advisory Agreement” and collectively, the “Advisory Agreements,” for the JPMorgan Global Bond Opportunities ETF and JPMorgan Ultra-Short Income ETF (each a “Fund” and together, the “Funds”). The approvals included the approval of a majority of Trustees who are not interested persons of the Trust or the Adviser. Such Trustees are considered Independent Trustees as defined by the Investment Company Act of 1940. In connection with the approval of each Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds and the approval of the Advisory Agreements. Each Trustee attributed his or her own evaluation of significance to the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Funds under the Advisory Agreements was fair and reasonable and that initial approval of the Advisory Agreements was in the best interests of the Funds and their potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the initial Advisory Agreements, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreements, as well as other relevant information furnished for the Trustees. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered the investment strategy for the Funds, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategy of the Funds, how they fit within the Trust’s fund offerings, and how they will be positioned against other funds.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Funds by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Trust.

The Trustees also considered the fees that J.P. Morgan Investment Management Inc., in its role as Administrator, will earn from the Fund for providing administrative services. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A., an affiliate of the Adviser, for custody, transfer agency and other related services. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

Economies of Scale

The Trustees considered the extent to which the Fund will benefit from economies of scale. The Trustees noted that neither the proposed investment advisory fee schedule nor the proposed administration agreement for the Funds contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure for each Fund was reasonable in light of the fee caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. With respect to fees for administrative services, the Trustees also considered the fact that the Funds would benefit from the economies of scale present in the broader J.P. Morgan fund complex, as the Funds were able to negotiate a similar administration fee to that currently paid by the J.P. Morgan mutual funds, which includes breakpoints. The Trustees also took into consideration management’s belief that because of such economies of scale, the Funds’ administration fee is lower than what the Funds would have to pay if they were not a part of the J.P. Morgan fund complex.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

56	JPMORGAN EXCHANGE-TRADED FUNDS	AUGUST 31, 2017

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENT

(Unaudited)

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Funds to the Adviser and compared that rate to the fees charged to mutual funds with similar investment objectives or in similar asset classes managed by the Adviser, as well as information prepared by Broadridge, using data from Lipper Inc., independent providers of investment company data, concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for each Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for each Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements.

The Trustees noted that each Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2017	JPMORGAN EXCHANGE-TRADED FUNDS	57

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the

Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer

November 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer

November 1, 2017

By:	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer

November 1, 2017